--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust
Financial Square Funds



                .  Prime Obligations Fund


                .  Money Market Fund


                .  Premium Money Market Fund


                .  Treasury Obligations Fund


                .  Treasury Instruments Fund


                .  Government Fund


                .  Federal Fund


                .  Tax-Free Money Market Fund







ANNUAL REPORT                                           [LOGO] Goldman
December 31, 1998                                              Sachs

--------------------------------------------------------------------------------
Letter to Shareholders

---------------------------------------  ---------------------------------------
Dear Shareholders:

  We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Money Market Trust/Financial Square Funds in 1998. It was another strong year for the funds, during which all of them outperformed their respective IBC Financial Data, Inc. averages. Net assets in the Financial Square Funds totaled $27.5 billion as of December 31, 1998.

The Economy In Review
  Despite a slight tempering due to soft employment numbers, the U.S. economy continued to see strong growth for most of 1998. This growth, combined with continued uncertainty about the impact of Asian instability on the U.S. economy, kept the Federal Reserve in a wait-and-see mode for the first nine months of the year.
  On September 29th, in the wake of increasing global market turmoil, the Federal Reserve Board cut the federal fund's target rate by 25 basis points, to 5.25%. As increasing illiquidity concerns in the market became more severe, the Fed followed up with two more surprise rate cuts, easing the target rate and the discount rate by another 50 basis points.
  The Fed's moves were a strong signal that the monetary authorities were prepared to do whatever was necessary to provide liquidity and to support the economy against the potential of a substantial economic slowdown in 1999.
  At period end, while consumer spending remained strong, the manufacturing side of the economy appeared to weaken because of a trade drag and a slowdown in capital spending. However, based on signs of non-inflationary growth in the areas of consumer spending, new home sales and strong third quarter gross domestic product (GDP), the general consensus is that any further easing by the Fed will come later, rather than sooner.

Credit Year 1998: A Year of Crisis With a Hopeful Ending
  Domestic credit quality continued its strong positive trend for the first six months of 1998. Mergers and acquisitions were at an all time high. U.S. banks remained strong, well capitalized and provisioned, with diversified operations. The stock market continued its climb and American consumers were spending more than they were earning. The shocks of the Russian default in August and the near collapse of Long Term Capital Management (LTCM) caused severe liquidity problems and a difficult trading environment, as well as a major sell-off in the stock market. Calm was restored by the rescue of LTCM and the Fed's lowering of interest rates three times in seven weeks. A newly risk averse investor moved funds to safer, more liquid credits. The enthusiasm for globalization was temporarily curbed, as domestic production was suppressed in response to the Asian crisis and corporate profit gains for the year were generally mixed.
  The international credit environment in 1998 saw the Asian situation explode into a full-blown global crisis that adversely affected markets around the world. The default and devaluation of Russia in August came after an already painful several months of recession and restructuring in Asia. This pain was exacerbated by Japan's continued slow economic deterioration, which cast a shadow over the entire region. The unprecedented market volatility that followed Russia's default took months to dissipate, and only after a more committed response by the U.S. government to the crisis. By the end of the year, however, trends were much more positive. The reforming Asian economies showed notable progress, with signs of a return to economic growth in 1999.
More significant, however, was the successful launch of the euro. Ongoing policy convergence and political resolution served to create the world's first regional currency with nary a ripple in the markets. In fact, with the U.S. economy seemingly impervious to difficulties elsewhere, global markets quickly rebounded to close the year on a decidedly positive note.
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
  Although the U.S. economy remains favorable, the challenges of global volatility continue to concern us. The Goldman Sachs Credit Department, with analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market portfolios.

Strategy
  Taxable. For most of the period, a "flight to quality" resulting from the ongoing Asian economic crisis rendered the short end of the yield curve expensive. In view of this, the Funds maintained a neutral stance by buying on market dips and "aging in" when levels got expensive. However, we extended the weighted average maturity (WAM) ranges from neutral to slightly long as the Fed began its series of easings in late September in response to market liquidity. We continued to maintain a barbell structure by holding significant liquidity in anticipation of year-end outflows, and targeted longer dated maturities to enhance performance in a declining rate environment.
  Tax-Exempt. Early in the period, given the fact that we no longer foresaw a near-term Fed easing and in preparation for the seasonally short supply of municipal issuance in January, we increased the funds' WAMs to the 40- to 50-day range. This decision helped keep the funds' yields competitive during this period of high cash inflows and high demand for municipal securities. In March, we shortened the WAMs of the funds to the 30- to 35-day range, seeking to build liquidity as the April 15th tax deadline approached. This move helped us to fund tax-time redemptions. In August, when seasonal issuance was strong and there was less demand in the tax-exempt market in contrast to the "flight to quality" in the Treasury market, we extended the funds' WAMs to the 40-day range.
  At period end, after a brief period during which the funds' WAMs were brought into a neutral range, we extended the WAMs in anticipation of technically driven lower yields (due to inflows from the reinvestment of maturity proceeds, coupled with a seasonal scarcity of issuance).

Summary for Financial Square Funds Institutional Shares* as of 12/31/98

                             SEC      SEC     1-Mo.
                            7-Day    7-Day   Simple  Weighted Avg.
  Financial Square         Current Effective Average   Maturity
  Funds                     Yield    Yield    Yield     (days)
  ----------------         ------- --------- ------- -------------
  Prime
   Obligations....          5.09%    5.22%    5.04%        39
  Money Market....          5.09     5.22     5.04         51
  Premium Money Market..    5.08     5.21     5.05         31
  Treasury
   Obligations....          4.77     4.82     4.74         43
  Treasury
   Instruments....          4.26     4.33     4.26         31
  Government......          5.01     5.13     4.92         46
  Federal.........          4.97     5.09     4.95         46
  Tax-Free Money Market..   3.51     3.58     3.12         45

*Financial Square Funds offer four separate classes of shares (Institutional, Preferred, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Preferred, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support services. The Preferred shares pay 0.10%, Administration shares pay 0.25%, and the Service shares pay 0.50%. If these fees were reflected in the above performance, performance would be reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any one of the Financial Square Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. More complete information, including management fees and expenses, is included in the funds' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Outlook and Strategies for 1999
  With the financing pressure of year-end behind institutional investors, we are looking to extend the funds' weighted average maturities somewhat as we see opportunities on the yield curve. While there are a
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
Letter to Shareholders (continued)

---------------------------------------  ---------------------------------------
variety of opinions as to when the Fed will move, based on current signs of non-inflationary growth in areas of consumer spending, new home sales and fourth quarter GDP, most economists anticipate that easing will come later rather than sooner. Goldman Sachs economists' 1999 outlook anticipates a 50 basis point cumulative ease in the second half of the year.
  In closing, we thank you for your support and for making 1998 a year of record assets for the Financial Square money market funds. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another productive year in 1999.

Goldman Sachs Money Market Management Team
January 29, 1999
---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                           Cost

-----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--39.3%
Agricultural Services
Cargill, Inc.
$ 25,000,000              5.04%                      04/14/99                     $  24,639,500
Bank Holding Companies
BankAmerica Corp.
  50,000,000              5.16                       01/15/99                        49,899,667
  40,000,000              5.17                       01/22/99                        39,879,367
  50,000,000              5.12                       01/25/99                        49,829,333
  25,000,000              5.04                       05/12/99                        24,541,500
Business Credit Institutions
CIT Group Holdings, Inc.
  50,000,000              5.05                       03/30/99                        49,382,778
  17,000,000              6.38                       05/21/99                        17,077,237
Ford Motor Credit Corp.
  17,500,000              5.37                       02/19/99                        17,372,090
 100,000,000              4.90                       05/24/99                        98,054,803
General Electric Capital Corp.
  75,000,000              5.36                       02/16/99                        74,486,333
 100,000,000              5.35                       03/09/99                        99,004,306
  10,000,000              4.94                       04/23/99                         9,846,311
Commercial Banks
CP Trust Certificates Series 1996-1
  72,250,000              4.95                       03/30/99                        72,250,000
Consumer Products
Eastman Kodak Corp.
  25,000,000              5.20                       02/01/99                        24,888,056
  25,000,000              5.20                       02/03/99                        24,880,833
  25,000,000              5.20                       02/04/99                        24,877,222
  25,000,000              5.20                       02/05/99                        24,873,611
Information Management
First Data Corp.
  25,000,000              5.37                       02/02/99                        24,880,667
Receivable/Asset Financing
Asset Portfolio Funding
  75,000,000              5.01                       02/23/99                        74,446,813
  48,302,000              5.20                       05/13/99                        47,381,042
Ciesco, Inc.
 100,000,000              5.30                       02/05/99                        99,484,722
Corporate Receivables Corp.
  85,000,000              5.22                       01/13/99                        84,852,100
  40,000,000              5.50                       01/12/99                        39,932,778
Dakota Certificates of Standard Credit Card Master Trust
  80,000,000              5.25                       01/14/99                        79,848,333
  25,000,000              5.25                       01/20/99                        24,930,729
  50,000,000              5.27                       02/17/99                        49,655,986

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                           Cost

-----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Receivable/Asset Financing (continued)
Dakota Certificates of Standard Credit Card Master Trust (continued)
$ 25,000,000              5.30%                      02/17/99                     $  24,827,014
  25,000,000              5.22                       03/04/99                        24,775,250
Delaware Funding Corp.
  75,000,000              5.30                       01/13/99                        74,867,500
  23,805,000              5.15                       01/15/99                        23,757,324
Edison Asset Securitization Corp.
  25,000,000              5.13                       01/29/99                        24,900,250
  28,969,000              5.33                       02/12/99                        28,788,861
 100,000,000              5.14                       02/26/99                        99,200,443
  35,000,000              5.19                       03/12/99                        34,646,792
  25,000,000              4.90                       03/30/99                        24,700,556
  25,000,000              5.10                       04/30/99                        24,578,542
Falcon Asset Securitization Corp.
  40,000,000              5.15                       01/15/99                        39,919,889
  25,000,000              5.15                       01/20/99                        24,932,049
  28,935,000              5.29                       02/04/99                        28,790,438
  17,650,000              5.25                       02/09/99                        17,549,616
  66,925,000              5.11                       03/22/99                        66,165,029
International Securitization Corp.
  12,310,000              5.13                       03/12/99                        12,187,208
Park Avenue Receivables Corp.
  16,539,000              5.75                       01/22/99                        16,483,525
Prudential Financing Corp.
  30,000,000              5.39                       01/25/99                        29,892,200
Receivables Capital Corp.
  26,178,000              5.50                       01/04/99                        26,166,002
  50,153,000              5.15                       01/21/99                        50,009,507
Riverwoods Funding Corp.
  50,000,000              5.05                       02/25/99                        49,614,236
Variable Funding Capital Corp.
  25,000,000              5.21                       01/05/99                        24,985,528
  25,000,000              5.26                       01/22/99                        24,923,292
WCP Funding Corp.
  75,000,000              5.53                       01/15/99                        74,838,708
  21,694,000              5.40                       01/27/99                        21,609,393
  50,000,000              5.27                       02/17/99                        49,655,986
Security and Commodity Brokers, Dealers and Services
J.P. Morgan Securities, Inc.
  60,000,000              5.12                       01/19/99                        59,846,400
  30,000,000              5.08                       02/26/99                        29,762,933
  50,000,000              5.75                       03/10/99                        50,000,000
Morgan Stanley Dean Witter & Co.
  60,000,000              5.38                       02/19/99                        59,560,633
  25,000,000              5.35                       02/23/99                        24,803,090
  10,000,000              5.20                       03/24/99                         9,881,556

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost

------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Security and Commodity Brokers, Dealers and Services (continued)
Salomon Smith Barney Holdings, Inc.
$ 50,000,000              5.40%                      01/12/99                     $   49,917,500
  30,000,000              5.40                       01/19/99                         29,919,000
  50,000,000              5.40                       02/23/99                         49,602,500
  50,000,000              5.20                       03/12/99                         49,494,444
------------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                                  $2,606,749,311
------------------------------------------------------------------------------------------------
Bank Notes--6.4%
BankBoston, N.A.
$ 40,000,000              5.20%                      04/01/99                     $   40,000,000
  50,000,000              5.74                       04/15/99                         49,994,542
  20,000,000              5.15                       05/04/99                         20,000,000
First Tennessee Bank, N.A.
  40,000,000              5.65                       03/02/99                         39,996,844
  50,000,000              5.82                       04/30/99                         49,990,641
First Union National Bank
  75,000,000              5.12                       03/29/99                         75,000,000
  50,000,000              5.06                       05/19/99                         50,000,000
NationsBank Corp.
  25,000,000              4.96                       11/18/99                         24,995,756
Norwest Financial
  11,000,000              6.68                       09/15/99                         11,113,844
PNC Bank, N.A.
  35,000,000              5.71                       04/26/99                         34,993,664
Wachovia Bank
  25,000,000              4.98                       05/25/99                         25,000,000
------------------------------------------------------------------------------------------------
Total Bank Notes                                                                  $  421,085,291
------------------------------------------------------------------------------------------------
Certificates of Deposit--7.6%
American Express Centurion Bank
$ 50,000,000              5.26%                      01/12/99                     $   50,000,000
Bank of America NT & SA
  55,250,000              5.63                       02/26/99                         55,245,125
Chase Manhattan Bank
 100,000,000              5.06                       05/12/99                        100,007,399
Crestar Bank
 100,000,000              5.42                       01/07/99                        100,000,000
Mellon Bank, N.A.
 100,000,000              5.00                       02/17/99                        100,000,000
Old Kent Bank & Trust Co.
 100,000,000              5.06                       05/10/99                        100,000,000
------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                     $  505,252,524
------------------------------------------------------------------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                           Cost

-----------------------------------------------------------------------------------------------
Taxable Municipal Notes--0.2%
Ocean Spray Cranberries, Inc.
$ 15,000,000              5.63%                      01/07/99                     $  15,000,000
-----------------------------------------------------------------------------------------------
Total Taxable Municipal Notes                                                     $  15,000,000
-----------------------------------------------------------------------------------------------
Variable Rate Obligations(a)--32.2%
Allmerica Funding
$ 25,000,000              5.45%                      02/08/99                     $  25,000,000
American Express Centurion Bank
  50,000,000              5.52                       01/25/99                        50,000,000
Bank One, N.A.
 160,000,000              5.49                       01/04/99                       159,976,463
Caterpillar Financial Services Corp.
  50,000,000              5.62                       01/26/99                        50,005,314
Comerica Bank Detroit
  50,000,000              5.42                       01/19/99                        49,983,898
 150,000,000              5.11                       03/10/99                       149,954,840
First National Bank of Chicago
  40,000,000              5.48                       01/04/99                        39,987,720
  40,000,000              5.42                       01/14/99                        39,987,244
First Tennessee Bank, N.A.
  30,000,000              5.07                       01/25/99                        29,995,489
First Union Corp.
  40,000,000              5.52                       01/25/99                        40,000,000
  25,000,000              5.57                       01/28/99                        25,000,000
First U.S.A. Bank
  10,000,000              5.62                       01/20/99                        10,029,496
  15,000,000              5.52                       02/01/99                        15,004,382
General Electric Capital Corp.
  20,000,000              5.32                       02/17/99                        20,000,000
  45,000,000              5.18                       03/08/99                        45,000,000
General Motors Acceptance Corp.
  25,000,000              5.36                       03/01/99                        25,007,694
IBM Corp.
  50,000,000              5.23                       02/12/99                        49,968,362
J.P. Morgan Securities, Inc.
  30,000,000              5.21                       01/04/99                        29,997,732
  50,000,000              5.48                       01/07/99                        49,985,055
Keybank, N.A.
 100,000,000              5.13                       02/22/99                        99,992,398
  10,000,000              5.18                       02/22/99                         9,994,987
Merrill Lynch & Co., Inc.
  35,000,000              5.58                       01/12/99                        35,000,000
  40,000,000              5.48                       01/13/99                        39,997,545
  25,000,000              5.57                       01/25/99                        25,000,000
  28,250,000              5.47                       01/29/99                        28,277,808
  25,000,000              5.57                       01/29/99                        25,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost

------------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Merrill Lynch & Co., Inc. (continued)
$ 30,000,000              5.18%                      03/01/99                     $   29,998,003
  50,000,000              5.14                       03/16/99                         50,000,000
Monumental Life Insurance Co.
  55,000,000              5.72                       02/01/99                         55,000,000
Morgan Stanley Dean Witter & Co.
  80,000,000              5.58                       01/19/99                         80,000,000
National Rural Utilities Corp.
  25,000,000              5.17                       02/25/99                         25,000,000
New York Life Insurance Co.
  25,000,000              5.21                       01/07/99                         25,000,000
  40,000,000              5.31                       01/07/99                         40,000,000
Old Kent Bank & Trust Co.
  35,000,000              5.10                       02/01/99                         34,994,418
Pacific Mutual Life Insurance Co.
  50,000,000              4.98                       02/01/99                         50,000,000
Pepsico Inc.
  75,000,000              5.21                       02/19/99                         74,946,672
PNC Bank, N.A.
 100,000,000              5.49                       01/04/99                         99,963,281
  75,000,000              5.50                       01/27/99                         74,968,099
Seattle Washington Taxable Series 1994
  25,000,000              5.58                       02/01/99                         25,000,000
SMM Trust Series 1998-A
  35,000,000              5.32                       03/16/99                         35,000,000
Southtrust Bank of Alabama, N.A.
 100,000,000              5.42                       01/14/99                         99,971,298
  40,000,000              5.08                       01/21/99                         39,994,093
Texas State Taxable Veterans Series 1996 A
  14,255,000              5.58                       02/01/99                         14,255,000
U.S. Bank, N.A.
  50,000,000              5.50                       01/08/99                         49,992,464
  65,000,000              5.43                       01/20/99                         64,982,525
------------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                   $2,137,212,280
------------------------------------------------------------------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost

----------------------------------------------------------------------------------------------
Repurchase Agreements--14.3%
Bear Stearns Companies, Inc.(b)
$ 50,000,000             5.15%                    01/04/99                   $   50,000,000
Joint Repurchase Agreement Account
 201,300,000             4.82                     01/04/99                      201,300,000
Joint Repurchase Agreement Account II
 700,000,000             4.89                     01/04/99                      700,000,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                  $  951,300,000
----------------------------------------------------------------------------------------------
Total Investments                                                            $6,636,599,406(c)

--------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.

(b) At December 31, 1998, this agreement was fully collateralized by Federal Agency obligations.

(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost


------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--42.0%
Agency/Government
Province of Quebec
$ 35,000,000              5.01%                      05/07/99                     $   34,386,275
Bank Holding Companies
Abbey National Treasury Services
  35,000,000              4.92                       02/19/99                         34,765,855
ABN/AMRO Bank
  35,000,000              4.89                       04/30/99                         34,434,254
Banca CRT Financial Corp.
  10,621,000              5.41                       02/08/99                         10,560,348
  15,000,000              5.41                       02/17/99                         14,894,054
  20,500,000              5.40                       03/01/99                         20,318,575
BankAmerica Corp.
  20,000,000              5.17                       01/22/99                         19,939,683
  40,000,000              5.04                       05/12/99                         39,266,400
Banque Et Caisse Epargne
  50,000,000              5.01                       03/29/99                         49,394,625
C.S. First Boston Corp.
  30,000,000              5.33                       02/10/99                         29,822,333
  70,000,000              5.02                       02/23/99                         69,482,661
IMI Funding Corp., U.S.A.
  25,000,000              5.03                       03/15/99                         24,745,007
San Paolo U.S. Finance Co.
  25,000,000              5.31                       03/01/99                         24,782,438
UBS Finance, Inc.
  70,000,000              4.90                       05/20/99                         68,676,450
  41,000,000              4.93                       05/20/99                         40,219,554
Business Credit Institutions
CIT Group Holdings, Inc.
  30,000,000              5.05                       03/29/99                         29,633,875
General Electric Capital Corp.
  75,000,000              5.36                       02/16/99                         74,489,528
Chemicals
Henkel Corp.
  21,000,000              5.31                       02/26/99                         20,826,703
Commercial Banks
CP Trust Certificates Series 1996-1
  51,000,000              4.95                       03/30/99                         51,000,000
CP Trust Certificates Series 1996-2
  75,000,000              5.03                       12/28/99                         75,000,000
Mortgage Banking
Northern Rock PLC
  50,000,000              5.12                       02/01/99                         49,779,556
   5,000,000              5.12                       02/02/99                          4,977,244
  22,214,000              5.17                       03/29/99                         21,936,455

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost

------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Northern Rock PLC (continued)
$ 35,000,000              5.00%                      04/27/99                     $   34,436,111
  50,000,000              4.91                       05/20/99                         49,053,063
  50,000,000              4.93                       05/27/99                         49,000,306
Motor Vehicles and Equipment
DaimlerChrysler N.A. Holding Corp.
  35,000,000              4.98                       05/17/99                         34,341,533
Receivable/Asset Financing
Asset Securitization Corp.
  50,000,000              5.15                       03/12/99                         49,499,306
Atlantis One Funding
  18,500,000              5.20                       03/24/99                         18,280,878
  38,526,000              5.17                       05/12/99                         37,801,208
Beta Finance
  64,500,000              5.12                       03/22/99                         63,766,133
Cargill Global Funding
  15,000,000              5.37                       02/23/99                         14,881,413
CC USA, Inc.
  30,000,000              5.15                       01/15/99                         29,939,917
  15,000,000              5.40                       01/27/99                         14,941,500
Ciesco, Inc.
  50,000,000              5.30                       02/05/99                         49,742,361
Corporate Receivables Corp.
 100,000,000              5.25                       02/18/99                         99,300,000
Dakota Certificates of Standard Credit Card Master Trust
  25,000,000              5.30                       02/17/99                         24,827,014
Delaware Funding Corp.
  50,000,000              5.22                       01/22/99                         49,847,750
Edison Asset Securitization Corp.
  40,000,000              5.15                       01/13/99                         39,931,333
  27,060,000              5.13                       01/29/99                         26,952,031
 100,000,000              5.14                       02/26/99                         99,200,443
  50,000,000              5.00                       03/12/99                         49,513,889
  15,000,000              5.19                       03/12/99                         14,848,625
Eureka Securities
  25,000,000              5.32                       01/13/99                         24,955,667
Falcon Asset Securitization Corp.
  25,000,000              5.25                       02/09/99                         24,857,813
  41,540,000              5.25                       02/19/99                         41,243,162
Four Winds Funding
  47,000,000              5.25                       01/14/99                         46,910,896
Rose One Plus
  57,980,000              5.30                       01/07/99                         57,928,784
  24,462,000              5.31                       01/08/99                         24,436,743
  25,000,000              5.30                       01/19/99                         24,933,750

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Receivable/Asset Financing (continued)
Variable Funding Capital Corp.
$50,000,000              5.21%                      01/05/99                     $   49,971,056
 25,000,000              5.26                       01/22/99                         24,923,292
Windmill Funding
 25,000,000              5.54                       01/06/99                         24,980,764
 65,000,000              5.27                       01/15/99                         64,866,786
 35,000,000              5.30                       01/15/99                         34,927,861
 25,000,000              5.35                       01/15/99                         24,947,986
 75,000,000              5.27                       02/19/99                         74,462,021
Security and Commodity Brokers, Dealers and Services
J.P. Morgan Securities, Inc.
 45,000,000              5.75                       03/10/99                         45,000,000
 40,000,000              5.02                       04/21/99                         39,386,444
Morgan Stanley Dean Witter & Co.
 35,000,000              5.35                       02/23/99                         34,724,326
 50,000,000              5.20                       03/24/99                         49,407,778
Salomon Smith Barney Holdings, Inc.
 25,000,000              5.40                       01/19/99                         24,932,500
 25,000,000              5.40                       02/23/99                         24,801,250
 55,000,000              5.20                       03/12/99                         54,443,889
-----------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                                 $2,510,479,455
-----------------------------------------------------------------------------------------------
Bank Notes--2.6%
BankBoston, N.A.
$50,000,000              5.20%                      04/01/99                     $   50,000,000
 30,000,000              5.11                       04/05/99                         30,000,000
First Union National Bank
 25,000,000              5.12                       03/29/99                         25,000,000
NationsBank Corp.
 50,000,000              4.96                       11/18/99                         49,991,512
-----------------------------------------------------------------------------------------------
Total Bank Notes                                                                 $  154,991,512
-----------------------------------------------------------------------------------------------
Certificates of Deposit--0.8%
Morgan Guaranty Trust Co.
$50,000,000              5.14%                      04/19/99                     $   50,000,000
-----------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                    $   50,000,000
-----------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar--11.3%
Bank Austria, New York
$25,000,000              5.71%                      06/07/99                     $   24,990,221
 50,000,000              5.08                       12/30/99                         49,995,206
Bayerische Landesbank, New York
 25,000,000              5.66                       02/26/99                         25,010,799

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar (continued)
CIBC Oppenheimer, New York
$100,000,000               5.01%                        02/16/99                       $100,000,000
Commerzbank, New York
   8,000,000               5.37                         02/24/99                          8,001,946
  19,000,000               5.41                         03/11/99                         19,009,284
Credit Agricole Indosuez, New York
  15,000,000               5.74                         04/26/99                         14,997,286
Creditanstalt, New York
  50,000,000               5.85                         05/03/99                         49,992,009
Deutsche Bank, New York
  50,000,000               5.04                         05/05/99                         50,000,000
National Bank of Canada, New York
  45,000,000               5.76                         06/10/99                         44,988,669
Societe Generale, New York
  50,000,000               5.73                         03/08/99                         49,996,537
  30,000,000               5.71                         03/29/99                         29,997,261
  30,000,000               5.63                         04/06/99                         29,986,800
  35,000,000               5.76                         04/16/99                         34,996,143
Toronto Dominion Bank, New York
  30,100,000               4.97                         05/20/99                         30,090,612
  25,000,000               5.10                         12/29/99                         25,001,195
UBS, New York
  50,000,000               5.23                         01/13/99                         50,000,246
  15,000,000               5.74                         06/09/99                         14,996,246
Westpac Banking Corp., New York
  25,000,000               5.77                         05/12/99                         24,994,846
---------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankeedollar                                            $677,045,306
---------------------------------------------------------------------------------------------------
Taxable Municipal Notes--1.0%
Florida Housing Finance Authority
$ 27,900,000               5.50%                        01/06/99                       $ 27,900,000
Illinois Health & Education Facilities Authority for Elmhurst Memorial
 Series 1998 B
  29,400,000               5.70                         01/07/99                         29,400,000
---------------------------------------------------------------------------------------------------
Total Taxable Municipal Notes                                                          $ 57,300,000
---------------------------------------------------------------------------------------------------
Time Deposits--4.6%
Natexis Banque Grand Cayman(a)
$100,000,000               5.50%                        01/05/99                       $100,000,000
National City Bank(b)
 125,000,000               4.94                         01/04/99                        125,000,000
Societe Generale
  50,000,000               5.00                         01/04/99                         50,000,000
---------------------------------------------------------------------------------------------------
Total Time Deposit                                                                     $275,000,000
---------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
Variable Rate Obligations(c)--38.8%
Abbey National Treasury Services
$ 25,000,000               5.38%                        01/04/99                       $ 24,988,785
 115,000,000               5.07                         01/20/99                        114,948,047
Allmerica Funding
  25,000,000               5.45                         02/08/99                         25,000,000
Banca CRT Financial Corp.
  20,000,000               5.16                         03/01/99                         19,995,308
  25,000,000               5.15                         03/05/99                         24,994,108
Bank of Austria, New York
  50,000,000               5.49                         01/04/99                         49,985,444
Bank of Western Australia Ltd.
  55,000,000               5.35                         02/19/99                         54,996,751
Barclays Bank PLC
 125,000,000               5.49                         01/04/99                        124,960,609
  25,000,000               5.49                         02/01/99                         24,983,399
Bayerische Landesbank
  75,000,000               5.03                         01/22/99                         74,967,417
  75,000,000               5.49                         01/29/99                         74,972,885
C.S. First Boston Corp.
  40,000,000               5.20                         01/04/99                         40,000,000
  40,000,000               5.57                         02/01/99                         40,000,000
Comerica Bank Detroit
  35,000,000               5.42                         01/19/99                         34,988,729
Den Danske Bank Corp.
  20,000,000               5.52                         01/04/99                         19,995,089
  30,000,000               5.56                         01/25/99                         29,999,348
First Tennessee Bank, N.A.
  30,000,000               5.07                         01/25/99                         29,995,489
First Union National Bank
  35,000,000               5.24                         01/20/99                         35,000,000
  25,000,000               5.57                         01/28/99                         25,000,000
Halifax PLC
  40,000,000               5.24                         03/10/99                         40,010,506
Hydro Quebec
   5,000,000               5.35                         01/15/99                          4,999,554
Istituto Bancario, New York
  85,000,000               5.22                         01/14/99                         84,988,271
 100,000,000               5.12                         02/24/99                         99,973,099
  20,000,000               5.09                         03/08/99                         19,994,054
J.P. Morgan Securities, Inc.
  20,000,000               5.21                         01/04/99                         19,998,488
  75,000,000               5.48                         01/07/99                         74,977,583
Keybank, N.A.
  35,000,000               5.13                         02/22/99                         34,997,339

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Merrill Lynch & Co., Inc.
$ 35,000,000             5.51%                    01/11/99                   $   35,000,000
  50,000,000             5.51                     01/19/99                       50,000,000
  70,000,000             5.57                     01/25/99                       70,000,000
  25,000,000             5.57                     01/29/99                       25,000,000
  30,000,000             5.14                     03/16/99                       30,000,000
  25,000,000             5.24                     03/24/99                       25,010,369
Morgan Stanley Dean Witter & Co.
  80,000,000             5.30                     01/15/99                       79,999,704
National Rural Utilities Corp.
  25,000,000             5.17                     02/25/99                       25,000,000
New York Life Insurance Co.
  25,000,000             5.21                     01/07/99                       25,000,000
  40,000,000             5.31                     01/07/99                       40,000,000
Norwest Financial
  30,000,000             5.17                     03/22/99                       29,997,931
Old Kent Bank & Trust Co.
  30,000,000             5.10                     02/01/99                       29,995,215
PNC Bank, N.A.
  50,000,000             5.43                     01/04/99                       49,982,644
 100,000,000             5.50                     01/04/99                       99,960,951
Postipankki Ltd.
  25,000,000             5.32                     02/09/99                       24,998,693
SMM Trust Series 1998-A
  40,000,000             5.32                     03/16/99                       40,000,000
Societe Generale, New York
  45,000,000             5.51                     01/07/99                       44,993,064
  25,000,000             5.54                     01/26/99                       24,992,568
Southtrust Bank of Alabama, N.A.
  40,000,000             5.08                     01/21/99                       39,994,093
SunAmerica Life Insurance Co.
  50,000,000             5.64                     01/04/99                       50,000,000
Svenska Handelsbanken
 150,000,000             5.44                     01/04/99                      149,963,406
  34,500,000             5.34                     02/18/99                       34,496,231
Westpac Banking Corp.
  50,000,000             5.10                     02/03/99                       49,987,061
----------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                              $2,324,082,232
----------------------------------------------------------------------------------------------
Repurchase Agreement--0.6%
Joint Repurchase Agreement Account(b)
$ 36,200,000             4.82%                    01/04/99                   $   36,200,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreement                                                   $   36,200,000
----------------------------------------------------------------------------------------------
Total Investments                                                            $6,085,098,505(d)

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
(a) Forward commitments.

(b) A portion of this security is segregated for forward commitments.

(c) Variable rate security-base index is either U.S. Treasury Bill, LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.

(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Premium Money Market Fund
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--29.0%
Agricultural Services
Cargill, Inc.
$10,000,000               5.37%                        02/23/99                       $ 9,920,942
Bank Holding Companies
Banque Et Caisse Epargne
  5,000,000               5.01                         03/29/99                         4,939,463
Deutsche Bank Financial
  5,000,000               5.60                         01/07/99                         4,995,333
Dresdner U.S. Finance
 15,000,000               5.41                         01/04/99                        14,993,238
IMI Funding Corp., U.S.A.
  5,927,000               5.38                         02/26/99                         5,877,398
San Paolo U.S. Finance Co.
  5,000,000               5.31                         03/01/99                         4,956,488
Business Credit Institutions
General Electric Capital Corp.
 10,000,000               4.88                         06/11/99                         9,781,755
Electric and Gas Services
Hydro Quebec
  5,510,000               7.74                         02/26/99                         5,525,996
Receivable/Asset Financing
Asset Portfolio Funding
  5,000,000               5.20                         03/17/99                         4,945,833
Asset Securitization Corp.
 15,000,000               5.15                         03/12/99                        14,849,792
CC USA, Inc.
 10,000,000               5.27                         01/29/00                         9,959,011
Corporate Receivables Corp.
 10,000,000               5.50                         01/12/99                         9,983,194
  5,000,000               5.25                         02/19/99                         4,964,271
Edison Asset Securitization Corp.
  5,000,000               5.13                         01/29/99                         4,980,050
  5,000,000               5.14                         02/26/99                         4,960,022
  5,000,000               5.15                         03/22/99                         4,942,778
Receivables Capital Corp.
 15,000,000               5.50                         01/04/99                        14,993,125
Riverwoods Funding Corp.
 10,000,000               5.05                         02/25/99                         9,922,847
WCP Funding, Inc.
 10,000,000               5.53                         01/12/99                         9,983,103
Windmill Funding
  5,000,000               5.30                         01/15/99                         4,989,694

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Mortgage Banking
Northern Rock PLC
$ 5,000,000               5.12%                        02/02/99                       $  4,977,244
Security and Commodity Brokers, Dealers and Services
J.P. Morgan Securities, Inc.
  5,000,000               5.02                         04/21/99                          4,923,306
Morgan Stanley Dean Witter & Co.
  5,000,000               5.20                         03/24/99                          4,940,778
Salomon Smith Barney Holdings, Inc.
  5,000,000               5.20                         03/12/99                          4,949,444
--------------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                                      $180,255,105
--------------------------------------------------------------------------------------------------
Bank Notes--1.6%
BankBoston, N.A.
$ 5,000,000               5.11%                        04/05/99                       $  5,000,000
  5,000,000               5.15                         05/04/99                          5,000,000
--------------------------------------------------------------------------------------------------
Total Bank Notes                                                                      $ 10,000,000
--------------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar--5.3%
Deutsche Bank, New York
$ 5,000,000               5.65%                        03/22/99                       $  4,999,422
National Bank of Canada, New York
  5,000,000               5.76                         06/10/99                          4,998,741
Royal Bank of Canada, New York
  5,000,000               5.56                         02/26/99                          5,000,930
Societe Generale, New York
  2,000,000               5.72                         03/05/99                          1,999,835
  3,000,000               5.63                         04/06/99                          2,998,680
Swiss Bank Corp., New York
  5,000,000               5.74                         06/09/99                          4,998,749
UBS, New York
  5,000,000               5.23                         01/13/99                          5,000,024
Westpac Banking Corp., New York
  3,000,000               5.77                         05/12/99                          2,999,382
--------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankeedollar                                           $ 32,995,763
--------------------------------------------------------------------------------------------------
Variable Rate Obligations(a)--26.6%
Abbey National Treasury Services
$10,000,000               5.37%                        01/15/99                       $  9,995,332

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Bank of Austria, New York
$ 5,000,000               5.49%                        01/04/99                       $ 4,998,544
BankAmerica Corp.
  6,000,000               5.39                         01/15/99                         6,004,337
Barclays Bank PLC
  5,000,000               5.49                         01/04/99                         4,998,363
Bayerische Landesbank
  5,000,000               5.49                         01/25/99                         4,999,491
  2,000,000               5.09                         03/23/99                         1,999,655
C.S. First Boston Corp.
 10,000,000               5.57                         02/01/99                        10,000,000
Citicorp, Inc.
  5,000,000               5.20                         03/17/99                         5,000,000
Comerica Bank Detroit
  5,000,000               5.11                         03/10/99                         4,998,495
Den Danske Bank Corp.
  5,000,000               5.56                         01/25/99                         4,999,891
First Tennessee Bank, N.A.
  5,000,000               5.07                         01/25/99                         4,999,248
First U.S.A. Bank
  5,000,000               5.52                         02/01/99                         5,001,461
First Union National Bank
  2,000,000               4.71                         01/04/99                         1,997,869
IBM Corp.
 10,000,000               5.23                         02/12/99                         9,993,672
Istituto Bancario, New York
  5,000,000               5.12                         02/24/99                         4,998,655
J.P. Morgan Securities, Inc.
  5,000,000               5.48                         01/07/99                         4,998,506
Keybank, N.A.
  3,000,000               5.52                         01/11/99                         2,999,352
Merrill Lynch & Co., Inc.
  5,000,000               5.48                         01/13/99                         4,999,693
  5,000,000               5.57                         01/25/99                         5,000,000
Morgan Stanley Dean Witter & Co.
  5,000,000               5.30                         01/15/99                         4,999,981
National Rural Utilities Corp.
  5,000,000               5.17                         02/25/99                         5,000,000
Old Kent Bank & Trust Co.
  5,000,000               5.10                         02/01/99                         4,999,203
PepsiCo Inc.
 10,000,000               5.21                         02/19/99                         9,992,890

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
PNC Bank, N.A.
 $ 5,000,000              5.50%                      01/04/99                     $  4,997,873
   5,000,000              5.50                       01/27/99                        4,998,048
SMM Trust Series 1998-A
   2,000,000              5.32                       03/16/99                        2,000,000
Southtrust Bank of Alabama, N.A.
   5,000,000              5.08                       01/21/99                        4,999,262
Svenska Handelsbanken
   5,000,000              5.44                       01/04/99                        4,998,780
U.S. Bank, N.A.
  10,000,000              5.50                       01/08/99                        9,998,493
Westpac Banking Corp.
   5,000,000              5.11                       02/03/99                        4,998,706
-------------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                   $164,965,800
-------------------------------------------------------------------------------------------------
Repurchase Agreements--37.5%
Joint Repurchase Agreement Account
$182,800,000              4.82%                      01/04/99                     $182,800,000
Joint Repurchase Agreement Account II
  50,000,000              4.89                       01/04/99                       50,000,000
-------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                       $232,800,000
-------------------------------------------------------------------------------------------------
Total Investments                                                                 $621,016,668(b)
-------------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.

(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Obligations Fund
December 31, 1998
---------------------------------------  ---------------------------------------

  Principal              Interest                     Maturity                       Amortized
   Amount                  Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--16.2%
United States Treasury Notes
$  85,000,000              6.38%                      04/30/99                     $  85,209,148
   60,000,000              6.38                       05/17/99                        60,165,750
   60,000,000              6.25                       06/01/99                        60,166,783
  115,000,000              6.00                       06/30/99                       115,515,225
   42,000,000              6.00                       08/16/99                        42,428,849
   52,000,000              7.13                       09/30/99                        52,819,839
  202,000,000              7.50                       11/01/99                       207,137,071
  195,000,000              5.88                       11/15/99                       197,252,584
   50,000,000              7.75                       11/30/99                        51,350,109
------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                    $ 872,045,358
------------------------------------------------------------------------------------------------
Repurchase Agreements--84.0%
ABN/AMRO, Inc. (a)
$ 235,000,000              4.92%                      01/04/99                     $ 235,000,000
Barclays Bank(a)
  235,000,000              4.88                       01/06/99                       235,000,000
Bear Stearns Companies, Inc.(a)
  235,000,000              4.60                       01/04/99                       235,000,000
C.S. First Boston Corp.(a)
  235,000,000              4.82                       01/04/99                       235,000,000
CIBC Oppenheimer, Inc.(a)
  100,000,000              4.70                       01/04/99                       100,000,000
Deutsche Bank(a)
  235,000,000              4.88                       01/04/99                       235,000,000
Goldman, Sachs & Co.(a)
  235,000,000              4.96                       01/04/99                       235,000,000
Joint Repurchase Agreement Account
1,678,200,000              4.82                       01/04/99                     1,678,200,000
J.P. Morgan Securities, Inc.(a)
  235,000,000              4.75                       01/04/99                       235,000,000
Lehman Government Securities, Inc.(a)
  235,000,000              4.90                       01/04/99                       235,000,000
Merrill Lynch Government Securities, Inc.(a)
  160,000,000              4.65                       01/04/99                       160,000,000
Morgan Stanley Government Securities, Inc.(a)
  240,000,000              5.75                       01/04/99                       240,000,000
NationsBanc Montgomery Securities LLC(a)
  235,000,000              4.75                       01/04/99                       235,000,000

  Principal             Interest                   Maturity                     Amortized
   Amount                 Rate                       Date                          Cost
-----------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
Salomon Smith Barney Holdings, Inc.(a)
$ 235,000,000             4.90%                    01/04/99                   $  235,000,000
-----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                   $4,528,200,000
-----------------------------------------------------------------------------------------------
Total Investments                                                             $5,400,245,358(b)
-----------------------------------------------------------------------------------------------

(a) At December 31, 1998, these agreements were fully collateralized by U.S. Treasury obligations.

(b) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Instruments Fund
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--100.4%
United States Treasury Bills
$ 80,000,000              4.01%                      01/07/99                     $ 79,946,533
  15,000,000              4.22                       01/07/99                       14,989,456
  82,900,000              4.26                       01/07/99                       82,841,141
  25,000,000              4.03                       01/14/99                       24,963,663
   4,800,000              4.40                       01/21/99                        4,788,280
 174,300,000              4.48                       01/21/99                      173,866,186
  21,900,000              4.26                       01/28/99                       21,830,030
 100,000,000              4.35                       02/04/99                       99,589,167
  18,100,000              4.51                       02/04/99                       18,022,904
  22,000,000              4.29                       02/11/99                       21,892,512
  35,000,000              4.34                       02/11/99                       34,827,202
 100,000,000              4.35                       02/11/99                       99,504,583
  35,900,000              4.36                       02/11/99                       35,721,737
  34,900,000              4.40                       02/11/99                       34,725,112
  84,900,000              4.38                       03/04/99                       84,260,302
  35,000,000              4.41                       03/11/99                       34,704,163
-------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                   $866,472,971
-------------------------------------------------------------------------------------------------
Total Investments                                                                 $866,472,971(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent the annualized yield on date of purchase for discounted notes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Government Fund
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity                     Amortized
   Amount                Rate                           Date                          Cost
-----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--74.7%
Federal Farm Credit Bank
$ 35,970,000             5.65%                        01/04/99                   $   35,969,573
  48,000,000             4.76(a)                      01/18/00                       47,912,400
Federal Home Loan Bank
  88,760,000             4.75                         01/20/99                       88,537,484
  50,000,000             5.50                         03/26/99                       49,981,819
  37,795,000             5.63                         04/09/99                       37,788,930
  38,045,000             5.52                         08/12/99                       38,184,017
 125,000,000             4.86(a)(b)                   04/11/00                      124,913,750
Federal Home Loan Mortgage Corp.
  50,000,000             5.41(b)                      01/04/99                       49,987,532
 150,000,000             5.35(b)                      01/18/99                      149,935,064
 115,000,000             5.44(b)                      01/26/99                      114,994,661
 155,000,000             5.15                         02/03/99                      154,268,271
  30,000,000             4.92                         03/19/99                       29,684,300
  81,769,000             4.79                         04/09/99                       80,702,778
 240,000,000             5.36(b)                      04/21/99                      239,957,326
  41,000,000             5.60                         04/21/99                       41,102,352
Federal National Mortgage Association
  85,000,000             4.98(b)                      01/05/99                       84,974,700
  95,000,000             5.07                         01/08/99                       94,906,346
  80,000,000             5.33(b)                      01/17/99                       79,991,913
 200,000,000             5.36(b)                      01/22/99                      199,993,172
  50,000,000             4.96(b)                      01/23/99                       49,978,159
  41,000,000             5.41                         02/23/99                       40,989,434
  35,000,000             5.53                         03/11/99                       34,994,972
  40,000,000             4.98(b)                      03/15/99                       39,984,830
  48,095,000             6.00                         09/02/99                       48,332,404
  70,000,000             4.78                         11/30/99                       69,973,148
  25,890,000             4.72                         12/16/99                       25,868,971
Student Loan Marketing Association
 100,000,000             5.45(b)                      01/03/99                       99,940,164
  25,000,000             5.63                         06/30/99                       24,995,685
-----------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                         $2,178,844,155
-----------------------------------------------------------------------------------------------
Repurchase Agreements--31.3%
ABN/AMRO, Inc.(c)
$200,000,000             5.15%                        01/04/99                   $  200,000,000
Joint Repurchase Agreement Account(d)
 314,000,000             4.82                         01/04/99                      314,000,000
Joint Repurchase Agreement Account II
 200,000,000             4.89                         01/04/99                      200,000,000

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
NationsBanc Montgomery Securities LLC(c)
$200,000,000             5.15%                    01/04/99                   $  200,000,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                  $  914,000,000
----------------------------------------------------------------------------------------------
Total Investments                                                            $3,092,844,155(e)
----------------------------------------------------------------------------------------------

(a) Forward commitments.

(b) Variable rate security-base index is either Federal Funds, Prime lending rate, or LIBOR.

(c) At December 31, 1998, these securities were fully collateralized by Federal Agency obligations.

(d) A portion of this security is segregated for forward commitments.

(e) The amount stated also represents aggregate cost for federal income tax purposes.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Federal Fund
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                           Cost
------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--107.5%
Federal Farm Credit Bank
$ 60,000,000              4.50%                       01/04/99                     $  59,977,500
  50,000,000              5.09(a)                     01/04/99                        50,000,000
  12,100,000              5.13                        01/12/99                        12,081,033
  14,000,000              5.10                        01/13/99                        13,976,200
   9,700,000              5.07                        01/15/99                         9,680,875
  18,000,000              5.06                        01/19/99                        17,954,460
   9,700,000              5.05                        01/20/99                         9,674,147
  20,000,000              5.01                        02/01/99                        19,913,717
  10,000,000              4.98                        02/08/99                         9,947,433
  10,000,000              5.14                        02/10/99                         9,942,889
  25,000,000              4.98                        02/12/99                        24,854,750
  30,000,000              5.38                        03/02/99                        29,991,641
  75,000,000              5.34(a)                     04/15/99                        74,989,490
  25,000,000              5.35(a)                     05/03/99                        24,995,886
  15,000,000              4.81                        05/17/99                        14,727,433
  35,000,000              5.00(a)                     06/01/99                        34,991,503
  60,000,000              5.00(a)                     07/01/99                        59,982,547
  90,000,000              5.36(a)                     07/23/99                        89,960,517
 100,000,000              5.34(a)                     08/05/99                        99,959,220
  50,000,000              5.50                        09/01/99                        50,091,696
  50,000,000              5.37(a)                     10/13/99                        50,000,000
  60,000,000              5.37(a)                     10/15/99                        60,000,000
   7,500,000              4.75                        12/01/99                         7,491,229
  35,000,000              5.41(a)                     12/01/99                        35,000,000
  58,000,000              4.76(b)                     01/18/00                        57,942,822
Federal Home Loan Bank
  20,000,000              4.30                        01/04/99                        19,992,833
   1,900,000              4.75                        01/04/99                         1,899,248
  32,655,000              5.03                        01/04/99                        32,641,312
 100,000,000              5.04                        01/04/99                        99,958,042
  30,000,000              5.04                        01/04/99                        29,987,400
   3,400,000              5.08                        01/04/99                         3,398,561
 149,000,000              4.70                        01/06/99                       148,902,735
  20,000,000              5.03                        01/06/99                        19,986,028
  25,823,000              5.04                        01/06/99                        25,804,924
  50,000,000              4.75                        01/08/99                        49,953,819
   1,000,000              5.06                        01/13/99                           998,313
  80,000,000              4.75                        01/15/99                        79,852,222
  40,000,000              4.84                        01/15/99                        39,924,711

 Principal             Interest                       Maturity                    Amortized
   Amount                Rate                           Date                         Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$ 88,600,000             4.75%                        01/20/99                   $ 88,377,885
  10,400,000             5.12                         01/20/99                     10,371,897
  27,700,000             4.79                         01/22/99                     27,622,602
  25,000,000             4.94                         01/22/99                     24,927,958
  28,784,000             4.82                         01/27/99                     28,683,800
  48,970,000             5.03                         02/03/99                     48,744,207
  19,000,000             5.05                         02/03/99                     18,912,046
  40,000,000             5.05                         02/05/99                     39,803,611
  75,000,000             5.34(a)                      02/11/99                     74,994,231
  50,000,000             4.90                         02/17/99                     49,680,139
 117,050,000             5.00                         03/03/99                    116,059,318
  23,000,000             4.95                         03/05/99                     22,800,763
  40,000,000             4.96                         03/08/99                     39,636,267
  34,000,000             4.96                         03/10/99                     33,681,458
  21,000,000             4.99(a)                      03/10/99                     20,994,784
  20,000,000             5.60                         03/10/99                     19,999,851
  83,000,000             4.95                         03/17/99                     82,144,063
  27,095,000             4.97                         03/17/99                     26,814,454
  50,000,000             4.96                         03/17/99                     49,483,333
  48,258,000             4.95                         03/19/99                     47,747,068
   5,000,000             4.97                         03/19/99                      4,946,849
  21,189,000             4.82                         05/05/99                     20,837,216
  34,889,000             4.84                         05/05/99                     34,307,362
  20,000,000             5.61                         06/18/99                     19,994,919
 100,000,000             5.38(a)                      09/08/99                     99,965,753
  75,000,000             4.80(a)                      11/09/99                     74,956,021
 125,000,000             4.86(a)(b)                   01/11/00                    124,913,750
Student Loan Marketing Association
  25,000,000             4.28                         01/04/99                     24,991,083
 150,000,000             4.99(c)                      01/19/99                    149,625,750
 100,000,000             4.73(c)                      01/27/99                     99,658,389
  75,000,000             5.01                         02/11/99                     74,572,062
  12,890,000             4.95                         02/16/99                     12,808,471
  70,000,000             4.99(a)                      04/01/99                     69,993,268
  25,000,000             5.13(a)                      04/16/99                     24,996,476
  30,000,000             5.63                         06/02/99                     29,993,954
  10,000,000             5.63                         06/30/99                      9,997,815
 130,000,000             5.00(a)                      09/15/99                    129,932,382

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Federal Fund (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal            Interest                     Maturity                   Amortized
   Amount               Rate                         Date                        Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Student Loan Marketing Association (continued)
$ 75,000,000            5.37(a)                    10/15/99                 $   75,000,000
 100,000,000            5.45(a)                    12/03/99                     99,940,164
  65,000,000            5.24(a)(b)                 01/11/00                     64,968,150
Tennessee Valley Authority
  40,000,000            5.08                       01/28/99                     39,847,600
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                    $3,639,154,305
---------------------------------------------------------------------------------------------
Total Investments                                                           $3,639,154,305(d)
---------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, Federal Funds, Prime lending rate, or LIBOR.

(b) Forward commitments.

(c) A portion of these securities are segregated for forward commitments.

(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Alabama--4.4%
City of Mobile Industrial Development PCRB for Alabama Power
 Series 1993 A (A-1/VMIG1)
$ 4,600,000              3.95%                      01/07/99                     $    4,600,000
City of Valdez Marine Terminal RB for Arco Transportation 1994
 Series B (A-1/VMIG1)
  8,200,000              4.15                       01/07/99                          8,200,000
Columbia IDB PCRB for Alabama Power Company Series 1995 B
 (A-1/VMIG1)
 25,000,000              5.00                       01/04/99                         25,000,000
Columbia IDB PCRB for Alabama Power Company Series 1995 D
 (A-1/VMIG1)
  2,000,000              4.80                       01/04/99                          2,000,000
Columbia Town IDRB for Alabama Power Co. Series 1996 A
 (A-1/VMIG1)
  8,300,000              5.00                       01/04/99                          8,300,000
Eutaw City IDB PCRB for Mississippi Power Co. Greene County Plant Project
 Series 1992 (A-1/VMIG1)
  6,550,000              4.10                       01/07/99                          6,550,000
Homewood City Educational Building Authority Educational Facilities RB for
 Samford University Series 1996 (Bank of Nova Scotia)
 (A-1+/VMIG1)
  7,900,000              5.00                       01/04/99                          7,900,000
Jefferson County MF Hsg. RB for Hickory Knolls Project Series 1994
 (Amsouth Bank LOC) (P-1)
  3,770,000              4.05                       01/07/99                          3,770,000
Montgomery City Special Care RB Series 1994 A (Amsouth Bank) (VMIG1)
  7,900,000              3.95                       01/07/99                          7,900,000
-----------------------------------------------------------------------------------------------
                                                                                 $   74,220,000
-----------------------------------------------------------------------------------------------
Arizona--2.3%
Maricopa County PCRB for Arizona Pollution Control Corp.
 Series 1994 A (Morgan Guaranty Trust Co.) (A-1+/P-1)
$ 5,200,000              5.10%                      01/04/99                     $    5,200,000
Maricopa County PCRB Series 1994 D (Bank of America National Trust &
 Savings) (A-1+/P-1)
 11,700,000              5.05                       01/04/99                         11,700,000
Tempe VRDN Excise Tax Revenue Obligations Series 1998
 (A-1+/VMIG1)
 21,800,000              5.00                       01/04/99                         21,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   38,700,000
-----------------------------------------------------------------------------------------------
California--2.4%
California Health Facilities Authority Insured Variable Rate Hospital RB
 for Adventist Health System/West Series 1998 A
 (MBIA) (A-1+/VMIG1)
$ 9,500,000              5.00%                      01/04/99                     $    9,500,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
California (continued)
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1996 F (Banque Nationale de Paris, S.A.) (A-1)
$ 3,600,000              5.00%                      01/04/99                     $    3,600,000
City of Long Beach TRANS Series 1998-1999 (SP-1+)
  3,400,000              4.00                       10/05/99                          3,421,009
Irvine Ranch Water District Consolidated Refunding Series 1985 B
 (Landesbank Hessen-Thuringen LOC) (A-1+)
  4,000,000              5.00                       01/04/99                          4,000,000
Los Angeles County TRANS Series 1998-99 A (SP-1+/MIG1)
 10,000,000              4.50                       06/30/99                         10,045,198
State of California Municipal Securities Trust Receipt Series 1997 SGA 55
 (FGIC) (A-1+)
  9,300,000              4.03                       01/07/99                          9,300,000
-----------------------------------------------------------------------------------------------
                                                                                 $   39,866,207
-----------------------------------------------------------------------------------------------
Colorado--1.0%
Jefferson County School District TANS Series 1998 (SP-1+/MIG1)
$15,910,000              4.00%                      06/30/99                     $   15,975,320
-----------------------------------------------------------------------------------------------
Connecticut--1.5%
State of Connecticut 2nd Lien Special TRANS VRDN (Commerzbank Bank LOC)
 (A-1+/VMIG1)
$25,700,000              4.10%                      01/07/99                     $   25,700,000
-----------------------------------------------------------------------------------------------
Florida--1.8%
Florida Local Government Finance Commission Series A (First Union National
 Bank) (A-1/P-1)
$16,890,000              3.00%                      03/15/99                     $   16,890,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Series 1984 H1 (NRU LOC) (A-1+/P-1)
  3,600,000              4.05                       01/07/99                          3,600,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Series 1984 H2 (NRU LOC) (A-1+/P-1)
  6,530,000              4.05                       01/07/99                          6,530,000
Putnam County Development Authority Floating/Fixed Rate PCRB for Seminole
 Electric Series 1984 S (NRU LOC) (A-1+/P-1)
  2,655,000              4.05                       01/07/99                          2,655,000
-----------------------------------------------------------------------------------------------
                                                                                 $   29,675,000
-----------------------------------------------------------------------------------------------
Georgia--13.4%
Bartow County IDA PCRB for Georgia Power Co. First Series 1997
 (A-1/VMIG1)
$38,000,000              5.00%                      01/04/99                     $   38,000,000
Burke County IDA Adjustable Tender PCRB for Oglethorpe Power Corp. Series
 1993 A (FGIC) (A-1+/VMIG1)
 21,200,000              3.85                       01/07/99                         21,200,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Georgia (continued)
Burke County IDA PCRB for Georgia Power Co. First Series 1997
 (A-1/VMIG1)
$11,200,000              5.05%                      01/04/99                     $   11,200,000
Burke County IDA PCRB for Oglethorpe Power Corp. Series 1993 A (FGIC)(A-
 1+/VMIG1)(a)
 12,000,000              3.80                       01/07/99                         12,000,000
Burke County PCRB Series 1994 A for Oglethorpe Power Corp. (FGIC) (A-
 1+/VMIG1)
  3,175,000              3.85                       01/07/99                          3,175,000
Dekalb County Hospital Authority Revenue Anticipation Certificates for
 Dekalb Medical Center Series 1993 B (Suntrust Bank) (VMIG1)
  2,030,000              4.00                       01/07/99                          2,030,000
Georgia Municipal Electric and Gas Project One Subordinated Bonds Series
 1994 E (ABN/AMRO Bank, N.V.) (A-1+/VMIG1)
 31,290,000              3.80                       01/07/99                         31,290,000
Georgia Municipal Gas Authority RB for Agency Project Series B (C.S. First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank
 N.A./ABN/AMRO Bank, N.V.) (A-1+)
  9,900,000              4.15                       01/07/99                          9,900,000
Georgia Municipal Gas Authority RB Series A (C.S. First Boston /Morgan
 Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank N.A./ABN/AMRO
 Bank, N.V.) (A-1+)
 20,305,000              4.15                       01/07/99                         20,305,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series A
 (C.S. First Boston/Morgan Guaranty/Bayerische Landensbank
 Girozentrale/Wachovia Bank N.A. ABN/AMRO Bank, N.V.) (A-1+)(a)
  6,840,000              3.80                       01/07/99                          6,840,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale/Wachovia Bank N.A.) (A-1+)
 47,055,000              3.90                       01/07/99                         47,055,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Bonds Series 1985 C (Bayerische Landesbank Girozentrale LOC) (A-1+/VMIG1)
 14,400,000              4.15                       01/07/99                         14,400,000
Municipal Electric Authority of Georgia Subordinate General Resolution
 Bonds Series 1985 B (Landesbank Hessen-Thuringen LOC)
 (A-1+/VMIG1)
  7,200,000              3.95                       01/07/99                          7,200,000
-----------------------------------------------------------------------------------------------
                                                                                   $224,595,000
-----------------------------------------------------------------------------------------------
Idaho--1.2%
State of Idaho TANS Series 1998 (MIG1/SP-1+)
$20,000,000              4.50%                      06/30/99                       $ 20,085,648

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Illinois--6.0%
Chicago City RB for Chicago Midway Airport Series 1996A Societe Generale
 Trustor Municipal Securities Trust Receipts (MBIA) (A-1+C)
$ 7,540,000              4.10%                      01/07/99                       $  7,540,000
Cook County GO VRDN Series 1996 (A-1+/VMIG1)
  1,000,000              4.10                       01/07/99                          1,000,000
Illinois Health Facilities Authority VRDN Adjustable RB for Evanston
 Northwestern Health Care Corp. Series 1998 (A-1+/VMIG1)
  7,500,000              3.70                       06/01/99                          7,500,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Systems Series 93B (VMIG1)
  3,200,000              5.15                       01/04/99                          3,200,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
  8,200,000              4.00                       01/07/99                          8,200,000
Illinois Health Facilities Authority VRDN for the Revolving Fund Pooled
 Finance Program Series 1985 C (The First National Bank of Chicago) (A-
 1+/VMIG1)
 19,000,000              4.10                       01/07/99                         19,000,000
Illinois Health Facilities Authority VRDN RB for Northwest Community
 Hospital Series 1995 (A-1+/VMIG1)
  4,800,000              4.00                       01/07/99                          4,800,000
Illinois Health Facility Authority VRDN Revolving Fund Pooled Finance
 Program Series 85D (The First National Bank of Chicago)
 (A- 1+/VMIG1)
 21,000,000              4.10                       01/07/99                         21,000,000
Illinois State GO Eagle Tax Exempt Trust Series 1995 96C1305 Class A COPS
 (FGIC) (A-1C)
 14,850,000              4.15                       01/07/99                         14,850,000
O'Hare International Airport Adjustable Rate RB for American Airlines
 Series 1983 B (P-1)
 10,100,000              5.00                       01/04/99                         10,100,000
Sauget Village PCRB VRDN for Monsanto Project Series 1992 (P-1)
  1,000,000              4.15                       01/07/99                          1,000,000
Sauget Village PCRB VRDN for Monsanto Project Series 1993 (P-1)
  1,900,000              4.15                       01/07/99                          1,900,000
-----------------------------------------------------------------------------------------------
                                                                                   $100,090,000
-----------------------------------------------------------------------------------------------
Indiana--2.3%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 B (Bank of America LOC) (VMIG1)
 $1,600,000              3.90%                      01/07/99                       $  1,600,000
Indiana Development Finance Authority Series 1997 (Bayer Corporation) (A-
 1+/P-1)
  4,800,000              5.15                       01/04/99                          4,800,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Indiana (continued)
Indiana Health Facilities Financing Authority Hospital RB Series 1997 E
 (A-1+/VMIG1)(a)
$19,540,000              3.80%                      01/07/99                     $   19,540,000
Indiana Hospital Equipment Financing Authority VRDN Series 1985 A (MBIA)
 (A-1/VMIG1)
  5,000,000              4.00                       01/07/99                          5,000,000
Warrick County PCRB for ALCOA Series 1992 (A-1)
  7,475,000              4.15                       01/07/99                          7,475,000
-----------------------------------------------------------------------------------------------
                                                                                 $   38,415,000
-----------------------------------------------------------------------------------------------
Iowa--1.9%
Chillicothe City PCRB for Midamerican Energy Co./Midwest Power Systems
 Series 1993 A (A-1/VMIG1)
$ 2,400,000              4.20%                      01/07/99                     $    2,400,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A (A-1)
  9,100,000              4.20                       01/07/99                          9,100,000
Louisa County PCRB for Midwest Power Systems Inc. Series 1994
 (A-1/VMIG1)(b)
 20,000,000              4.20                       01/07/99                         20,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   31,500,000
-----------------------------------------------------------------------------------------------
Kentucky--2.2%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series 1993 A
 (A-1)
$ 3,000,000              4.10%                      01/07/99                     $    3,000,000
Kentucky Economic Development Financing Authority Adjustable Rate Hospital
 Facilities RB for the Health Alliance of Greater Cincinnati Series 1997 D
 (MBIA) (A-1+/VMIG1)
 11,700,000              4.00                       01/07/99                         11,700,000
Kentucky Turnpike Authority Resource Recovery Road Refunding RB Series
 1987 A Trust Receipts, Series 1997 (FSA) (A-1+/VMIG1)
 18,165,000              4.10                       01/07/99                         18,165,000
Trimble County PCRB for Louisville Gas and Electric Co. Series 1996 A (A-
 1/VMIG1)
  4,000,000              3.05                       03/26/99                          4,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   36,865,000
-----------------------------------------------------------------------------------------------
Louisiana--1.2%
Calcasieu Parish VRDN for Olin Corp. Series 1993 B (Wachovia Bank N.A. (A-
 1+)
$ 5,500,000              5.10%                      01/04/99                     $    5,500,000
East Baton Rouge PCRB for Exxon Project Series 1993 (A-1+/P-1)
  4,900,000              5.00                       01/04/99                          4,900,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Louisiana (continued)
Parish of Desoto PCRB for Central Louisiana Electric Co. Series 1991 A
 (Westdeutsche Landesbank Girozentrale LOC) (A-1+/VMIG1)
$10,000,000              3.85%                      01/07/99                     $   10,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   20,400,000
-----------------------------------------------------------------------------------------------
Maryland--2.4%
Maryland State & Local Loan of 1998 GO Puttable Floating Option
 Tax-Exempt Securities Receipts PA-256 Series 1 (A-1+)
$29,665,000              4.10%                      01/07/99                     $   29,665,000
Washington Suburban Sanitary District GO VRDN Series 1998 (A-1+/VMIG1)
 11,000,000              4.05                       01/07/99                         11,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   40,665,000
-----------------------------------------------------------------------------------------------
Massachusetts--4.2%
Commonwealth of Massachusetts GO Refunding Bonds Series 1998 A (A-
 1+/VMIG1)
$ 3,000,000              3.90%                      01/07/99                     $    3,000,000
Commonwealth of Massachusetts GO Refunding Bonds 1995 A (AA3/AA-)
  5,000,000              5.50                       07/01/99                          5,053,395
Commonwealth of Massachusetts GO Refunding Bonds 1997 A (AA3/AA-)
  9,485,000              4.50                       08/01/99                          9,571,168
Massachusetts Health & Education Facility Authority for Harvard University
 Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+C)
 10,000,000              4.15                       01/07/99                         10,000,000
Massachusetts Water Resources Authority Subordinated General Revenue RB
 Series 1998 D (FGIC) (A-1+/VMIG1)
 42,195,000              3.90                       01/07/99                         42,195,000
-----------------------------------------------------------------------------------------------
                                                                                 $   69,819,563
-----------------------------------------------------------------------------------------------
Michigan--1.8%
Michigan Building Authority CP Notes Series 2 (Canadian Imperial Bank of
 Commerce) (A-1+/P-1)
$17,500,000              3.30%                      02/09/99                     $   17,500,000
Michigan State Trunk Line Fund Series 1998 A--Eagle Tax-Exempt Trust
 Series 982202 Class A Certificates (A-1+C)
 12,165,000              4.13                       01/07/99                         12,165,000
-----------------------------------------------------------------------------------------------
                                                                                 $   29,665,000
-----------------------------------------------------------------------------------------------
Minnesota--0.2%
Port Authority of St. Paul VRDN for Weyerhaeuser Project Series 1993 (A-1)
$ 4,000,000              4.10%                      01/07/99                     $    4,000,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Mississippi--0.6%
Jackson County PCRB for Chevron U.S.A. Series 1992 (VMIG1)
$10,000,000              5.10%                      01/04/99                     $   10,000,000
-----------------------------------------------------------------------------------------------
Missouri--0.4%
Missouri Environmental Improvement & Energy VRDN PCRB for Monsanto Series
 1993 (P-1)
$ 1,500,000              4.10%                      01/07/99                     $    1,500,000
Missouri Refunding RB for Washington University Series 1984 (A-1+/VMIG1)
  5,800,000              4.10                       01/07/99                          5,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $    7,300,000
-----------------------------------------------------------------------------------------------
Nevada--3.1%
Clark County Refunding RB for Nevada Airport System Series 1993 A (MBIA)
 (A-1+/VMIG1)
$52,060,000              3.85%                      01/07/99                     $   52,060,000
-----------------------------------------------------------------------------------------------
New Jersey--1.6%
New Jersey TRANS Series 1999 A (A-1+/P-1)
$ 5,000,000              3.35%                      03/11/99                     $    5,000,000
 13,500,000              2.95                       03/17/99                         13,500,000
  7,500,000              3.35                       04/06/99                          7,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   26,000,000
-----------------------------------------------------------------------------------------------
New Mexico--0.4%
State of New Mexico TRANS Series 1998 (SP-1+/MIG1)
$ 6,800,000              4.25%                      06/30/99                     $    6,821,041
-----------------------------------------------------------------------------------------------
New York--6.2%
Long Island Power Authority Electric System Subordinated RB Series 3
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
$22,000,000              2.90%                      03/11/99                     $   22,000,000
Long Island Power Authority Electric System Subordinated RB Series 4
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
 24,800,000              3.05                       03/09/99                         24,800,000
Long Island Power Authority Electric System Subordinated RB Series 6
 (Morgan Guaranty Trust Co./ABN/AMRO Bank, N.V.) (A-1+/VMIG1)
 16,930,000              4.85                       01/04/99                         16,930,000
New York City Adjustable Rate GO Bonds Series 1994 B/Subseries B-2 (Morgan
 Guaranty Trust) (A-1+/VMIG1)
    700,000              5.00                       01/04/99                            700,000
New York City GO Bonds Fiscal 1995 Series B-5 (MBIA) (A-1+/VMIG1)
  2,370,000              5.15                       01/04/99                          2,370,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
New York (continued)
New York City GO Puttable Tax-Exempt Receipts Series 1995 D (MBIA) (VMIG1)
$ 8,500,000              4.25%                      01/07/99                     $    8,500,000
New York City Health & Hospitals Corp. Health System Bonds Series 1997 B
 (Canadian Imperial Bank of Commerce) (A-1+/VMIG1)
    600,000              3.95                       01/07/99                            600,000
New York City Transitional Finance Authority Future Tax Secured Bonds
 Series 1999 A, Subseries A-1 (A-1+/VMIG1)
  5,000,000              4.05                       01/07/99                          5,000,000
New York City Transitional Finance Authority Future Tax Secured Bonds
 Series 1999 A, Subseries A-2 (A-1+/VMIG1)
 10,000,000              3.90                       01/07/99                         10,000,000
New York State Environmental Facility Corp. RB Eagle Tax-Exempt Trust
 Series 1994 D, Class A COPS (A-1+)
 11,000,000              4.13                       01/07/99                         11,000,000
Syracuse University IDA RB for Syracuse University Eggers Hall Series 1993
 (Morgan Guaranty Trust Co.) (A-1+/VMIG1)
  2,600,000              5.00                       01/04/99                          2,600,000
-----------------------------------------------------------------------------------------------
                                                                                 $  104,500,000
-----------------------------------------------------------------------------------------------
North Carolina--4.0%
Charlotte Variable Rate Airport Refunding RB Series 1993 A (MBIA)
 (A-1+/VMIG1)
$ 1,500,000              3.85%                      01/07/99                     $    1,500,000
City of Greensboro COPS Series 1998 (A-1+/VMIG1)
  5,000,000              4.10                       01/07/99                          5,000,000
North Carolina State Public School Building Bonds Series 1998A Puttable
 Floating Option Tax-Exempt Receipts Series PA 283 (A-1+)
  8,750,000              4.10                       01/07/99                          8,750,000
Person County PCRB for Carolina Power & Light Series 1992 A (A-1/P-1)
 16,400,000              4.10                       01/07/99                         16,400,000
Rockingham County Refunding PCRB for Philip Morris Project Series 1992 (A-
 1/P-1)(b)
  7,700,000              4.10                       01/07/99                          7,700,000
Wake County Industrial Facilities & Pollution Control Financing Authority
 PCRB for Carolina Power & Light Series 1990 B (Bank of New York)(A-1+/P-
 1)
  7,000,000              3.15                       03/11/99                          7,000,000
 10,000,000              2.90                       03/23/99                         10,000,000
 10,000,000              2.90                       03/24/99                         10,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   66,350,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Ohio--0.8%
Columbus Electric System RB Series 1994 (Union Bank of Switzerland LOC)
 (VMIG1)
$10,900,000              3.30%                      02/01/99                     $   10,900,000
Hamilton County Adjustable Rate Hospital Facilities RB for the Health
 Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
  2,800,000              4.00                       01/07/99                          2,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $   13,700,000
-----------------------------------------------------------------------------------------------
Oklahoma--1.4%
Muskogee Industrial Trust Pollution Control for Oklahoma Gas and Electric
 Company Project Series 1997 A (A-1+/VMIG1)
$23,500,000              4.05%                      01/07/99                     $   23,500,000
-----------------------------------------------------------------------------------------------
Oregon--1.2%
Oregon Veterans Welfare VRDN Series 73 H (A-1+/VMIG1)
$19,300,000              4.10%                      01/07/99                     $   19,300,000
-----------------------------------------------------------------------------------------------
Pennsylvania--3.0%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt
 Trust 943804/Class A COPS (AMBAC) (A-1C)
$15,030,000              4.15%                      01/07/99                     $   15,030,000
Philadelphia City TRANS Series A 1998-1999 (SP-1+/MIG1)
 31,625,000              4.25                       06/30/99                         31,757,203
Delaware County IDA PCRB for BP Oil, Inc. Project Series 1985
 (A-1+/P-1)
  4,300,000              5.00                       01/04/99                          4,300,000
-----------------------------------------------------------------------------------------------
                                                                                 $   51,087,203
-----------------------------------------------------------------------------------------------
South Carolina--1.7%
Piedmont Municipal Power Agency Refunding RB Series 1996 C (MBIA) (A-
 1+/VMIG1)
$20,000,000              3.85%                      01/07/99                     $   20,000,000
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (NRU) (A-1+/VMIG1)
  8,425,000              4.05                       01/07/99                          8,425,000
-----------------------------------------------------------------------------------------------
                                                                                 $   28,425,000
-----------------------------------------------------------------------------------------------
Tennessee--0.1%
Blount County IDB PCRB for Aluminum Company of America Series 1992 (A-1)
 $2,450,000              4.15%                      01/07/99                     $    2,450,000
-----------------------------------------------------------------------------------------------
Texas--13.2%
City of San Antonio Electric & Gas System Revenue RB Series 1997 SG 104,
 SG 105 (A-1+C)
$20,200,000              4.10%                      01/07/99                     $   20,200,000

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Texas (continued)
Coastal Bend Health Facilities Development Corp. for Incarnate Word Health
 System RB Series 1998 B (AMBAC) (VMIG1)
$10,100,000              4.05%                      01/07/99                     $   10,100,000
Coastal Bend Health Facilities Development Corp. RB Series 1997
 (First National Bank of Chicago) (VMIG1)
  1,000,000              4.00                       01/07/99                          1,000,000
Gulf Coast Waste Disposal Authority PCRB for Monsanto Series 1996 (P-1)
  5,300,000              4.15                       01/07/99                          5,300,000
Gulf Coast Waste Disposal Authority PCRB Series 1992 (Amoco Corp.) (A-
 1+/VMIG1)
  9,575,000              5.10                       01/04/99                          9,575,000
Harris County Health Facilities Development Corp. RB for Memorial Hospital
 System Series 1997 B (MBIA) (A-1+/VMIG1)
  3,500,000              3.90                       01/07/99                          3,500,000
Harris County Health Facilities Development Corp. RB for Methodist
 Hospital Series 1994 (A-1+)
  5,000,000              5.00                       01/04/99                          5,000,000
Harris County Health Facilities Development Corp. Unit Priced Demand
 Adjustable RB for St. Luke's Episcopal Hospital Series
 1997 A (A-1+)
  9,800,000              4.85                       01/04/99                          9,800,000
Harris County IDA PCRB for Exxon Corp. Series 1984 B (A-1+)
 11,300,000              5.00                       01/04/99                         11,300,000
Harris County Toll Road VRDN Series 1994 E (A-1+/VMIG1)
 10,700,000              3.95                       01/07/99                         10,700,000
Harris County Toll Road VRDN Series 1994 F (A-1+/VMIG1)
 11,300,000              3.95                       01/07/99                         11,300,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
 18,000,000              3.05                       03/16/99                         18,000,000
 10,000,000              3.00                       04/08/99                         10,000,000
State of Texas TRANS Series 1997 B (A-1+/P-1)
 14,000,000              2.95                       07/28/99                         14,000,000
 14,000,000              2.95                       08/23/99                         14,000,000
State of Texas TRANS Series 1998 (SP-1+/MIG1)
 56,000,000              4.50                       08/31/99                         56,539,392
Waco Health Facilities Development Corp. Variable Rate RB for Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  4,800,000              3.90                       01/07/99                          4,800,000
West Side Calhoun County Development Corp. PCRB Series 1985
 (A-1+/P-1)
  5,800,000              5.00                       01/04/99                          5,800,000
-----------------------------------------------------------------------------------------------
                                                                                 $  220,914,392
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost

-----------------------------------------------------------------------------------------------
Utah--1.9%
Central Utah Water Conservancy District GO Limited Tax Refunding Bonds
 Variable Rate Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
$ 6,000,000              3.95%                      01/07/99                     $    6,000,000
Salt Lake County PCRB for Service Station/British Petroleum Series 1994 B
 (A-1+)
  6,800,000              5.00                       01/04/99                          6,800,000
Utah State Board of Regents Auxiliary and Campus Facilities System RB
 Series 1997 A (A-1+/VMIG1)
 18,690,000              3.75                       01/07/99                         18,690,000
-----------------------------------------------------------------------------------------------
                                                                                 $   31,490,000
-----------------------------------------------------------------------------------------------
Virginia--3.5%
Chesterfield County IDA PCRB for Philip Morris Companies, Inc. Series 1992
 (A-1/P-1)(b)
$14,700,000              4.10%                      01/07/99                     $   14,700,000
Chesterfield County IDA PCRB for Virginia Electric & Power Series 1985 (A-
 1/VMIG1)
  8,000,000              3.10                       01/15/99                          8,000,000
Louisa PCRB for Virginia & Electric Power Series 1984 (A-1/VMIG1)
  2,000,000              3.15                       01/26/99                          2,000,000
  3,900,000              3.15                       01/27/99                          3,900,000
  4,000,000              3.10                       03/17/99                          4,000,000
  4,000,000              3.15                       03/18/99                          4,000,000
Roanoke City VRDN for Carilion Health System Hospital Series B (A-1/VMIG1)
  6,600,000              5.00                       01/04/99                          6,600,000
York County IDA PCRB for Virginia Electric & Power Series 1985
 (A-1/VMIG1)
  5,600,000              3.10                       01/15/99                          5,600,000
  9,000,000              3.00                       02/01/99                          9,000,000
-----------------------------------------------------------------------------------------------
                                                                                 $   57,800,000
-----------------------------------------------------------------------------------------------
Washington--1.9%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust
 Series 97C 4701/Class A Certificates (A-1+C)
$ 5,410,000              4.13%                      01/07/99                     $    5,410,000
King County Sewer Revenue BANS CP Series A (A-1/P-1)
 14,100,000              3.05                       03/18/99                         14,100,000
Washington Health Care Facilities Authority VRDN for Hutchinson Cancer
 Research Center Series 1991 A (Morgan Guaranty Trust LOC) (VMIG1)
  6,075,000              5.30                       01/04/99                          6,075,000

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost

---------------------------------------------------------------------------------------------
Washington (continued)
Washington Health Care Facilities Authority VRDN for Fred Hutchinson
 Cancer Research Center Series 1996 (Morgan Guaranty Trust LOC) (VMIG1)
$ 6,000,000             5.30%                    01/04/99                   $    6,000,000
---------------------------------------------------------------------------------------------
                                                                            $   31,585,000
---------------------------------------------------------------------------------------------
Wisconsin--5.1%
City of Milwaukee Short-Term School Order Notes Series 1998 B
 (SP-1+/MIG1)
$48,500,000             4.25%                    08/26/99                   $   48,719,616
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc.
 Series 1994 (P-1)
  8,000,000             4.70                     01/07/99                        8,000,000
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series
 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1C)
 10,300,000             4.15                     01/07/99                       10,300,000
State of Wisconsin Operating Notes Series 1998 (SP-1+/MIG1)
 12,500,000             4.50                     06/15/99                       12,578,765
Wisconsin Health & Educational Facilities Authority VRDN for Wheaton
 Franciscan Services Series 1997 (Toronto Dominion Bank) (A-1+/VMIG1)
  6,575,000             4.00                     01/07/99                        6,575,000
---------------------------------------------------------------------------------------------
                                                                            $   86,173,381
---------------------------------------------------------------------------------------------
Wyoming--1.6%
Converse County PCRB for PacifiCorp Series 1994 (AMBAC) (A-1/VMIG1)
$ 4,690,000             5.00%                    01/04/99                   $    4,690,000
Kemmerer PCRB for Exxon Project Series 1984 (A-1+)
  9,400,000             5.10                     01/04/99                        9,400,000
Lincoln County PCRB for PacifiCorp Project Series 1994 (AMBAC)
 (A-1/VMIG1)
  4,100,000             5.00                     01/04/99                        4,100,000
Sweetwater PCRB for Idaho Power Co. Series 1996 C (A-1/VMIG1)
  3,400,000             5.15                     01/04/99                        3,400,000
Uinta County PCRB for Chevron Project Series 1993 (P-1)
  5,200,000             5.10                     01/04/99                        5,200,000
---------------------------------------------------------------------------------------------
                                                                            $   26,790,000
---------------------------------------------------------------------------------------------
Total Investments                                                           $1,706,482,755(c)
---------------------------------------------------------------------------------------------

(a) Forward commitments.

(b) A portion of this security is segregated for forward commitments.

(c) The amount stated also represents aggregate cost for federal income tax purposes.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------



--------------------------------------------------------------------------------
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current resent rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
Investment Abbreviations:

 AMBAC   --Insured by American Municipal Bond Assurance Corp.
 COPS    --Certificates of Participation
 FGIC    --Insured by Financial Guaranty Insurance Co.
 FSA     --Insured by Financial Security Assistance Co.
 GO      --General Obligation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB    --Industrial Development Revenue Bond
 LOC     --Letter of Credit
 MBIA    --Insured by Municipal Bond Investors Assurance
 MF Hsg. --Multi-Family Housing
 NRU LOC --Insured by National Rural Utilities Cooperative Finance Corp.
 PCRB    --Pollution Control Revenue Bond
 RB      --Revenue Bond
 TANS    --Tax Anticipation Note
 TRANS   --Tax Revenue Anticipation Note
 VRDN    --Variable Rate Demand Note
------------------------------------------------------------------------



--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1998
--------------------------------------------------------------------------------

                                         Prime                       Premium
                                      Obligations    Money Market  Money Market
                                          Fund           Fund          Fund
                                            -----------------------------------
Assets:
Investment in securities, at value
 based on amortized cost             $6,636,599,406 $6,085,098,505 $621,016,668
Cash                                        298,327            --        80,748
Receivables:
  Interest                               27,706,012     33,999,989    2,181,794
  Reimbursement from advisor                450,137        294,071      100,349
Deferred organization expenses, net             --           3,394          --
Other assets                                 84,694         13,758          --
-------------------------------------------------------------------------------
  Total assets                        6,665,138,576  6,119,409,717  623,379,559
-------------------------------------------------------------------------------
Liabilities:
Due to Bank                                     --          61,649          --
Payables:
  Investment securities purchased               --     100,000,000          --
  Income distribution                    31,259,879     32,340,715    2,339,046
  Management fee                          1,114,213      1,131,543       81,432
Accrued expenses and other
 liabilities                              1,032,401        882,057      208,824
-------------------------------------------------------------------------------
  Total liabilities                      33,406,493    134,415,964    2,629,302
-------------------------------------------------------------------------------
Net Assets:
Paid-in capital                       6,631,732,083  5,984,993,753  620,750,257
Accumulated undistributed net
 investment income                              --             --           --
Accumulated net realized gain
 (loss) on investment transactions              --             --           --
-------------------------------------------------------------------------------
  Net assets                         $6,631,732,083 $5,984,993,753 $620,750,257
-------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share
 (net assets/shares outstanding)              $1.00          $1.00        $1.00
-------------------------------------------------------------------------------
Shares outstanding:
FST shares                            5,831,768,188  4,995,780,038  479,851,439
FST Preferred shares                    132,561,671     93,218,173  107,516,022
FST Administration shares               331,197,822    399,471,260   13,727,829
FST Service shares                      336,204,402    496,524,282   19,654,967
-------------------------------------------------------------------------------
Total shares of beneficial interest
 outstanding, $.001 par value
 (unlimited number of shares
 authorized)                          6,631,732,083  5,984,993,753  620,750,257
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Treasury       Treasury                                    Tax-Free
 Obligations    Instruments    Government      Federal      Money Market
     Fund           Fund          Fund           Fund           Fund
--------------------------------------------------------------------------
$5,400,245,358  $866,472,971 $3,092,844,155 $3,639,154,305 $1,706,482,755
         3,332        27,082         14,592          4,901        762,747
    11,441,856           --       9,337,823      8,090,270     10,521,899
       165,686        89,086         88,747        214,668         68,684
           --            --             --             --           8,495
        18,445         1,084            --           3,117          1,307
--------------------------------------------------------------------------
 5,411,874,677   866,590,223  3,102,285,317  3,647,467,261  1,717,845,887
--------------------------------------------------------------------------
           --            --             --             --             --
           --            --     172,826,151    247,824,722     38,380,000
    21,345,388     3,278,932     11,985,692     14,253,493      4,276,340
       785,788       131,417        430,250        498,403        236,180
     1,041,214       167,150        696,073        704,865        279,077
--------------------------------------------------------------------------
    23,172,390     3,577,499    185,938,166    263,281,483     43,171,597
--------------------------------------------------------------------------
 5,388,702,287   863,008,071  2,916,347,151  3,384,185,270  1,674,687,909
           --            --             --             --             --
           --          4,653            --             508        (13,619)
--------------------------------------------------------------------------
$5,388,702,287  $863,012,724 $2,916,347,151 $3,384,185,778 $1,674,674,290
--------------------------------------------------------------------------
         $1.00         $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------
 3,521,332,237   822,206,369  1,563,870,902  2,346,253,833  1,456,015,068
   285,244,600         1,616    245,628,297     26,723,880     20,882,055
 1,080,496,197    23,673,636    407,360,955    690,084,049    146,800,755
   501,629,253    17,126,450    699,486,997    321,123,508     50,990,031
--------------------------------------------------------------------------
 5,388,702,287   863,008,071  2,916,347,151  3,384,185,270  1,674,687,909
--------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                          Prime                      Premium
                                       Obligations   Money Market  Money Market
                                           Fund          Fund          Fund
                                       ----------------------------------------
Investment income:
Interest                               $318,336,858  $338,553,940  $22,796,216
-------------------------------------------------------------------------------
Expenses:
Management fees                          11,710,577    12,445,772      843,317
Custodian fees                              552,698       555,902       84,641
Registration fees                           819,764       331,256      206,183
Professional fees                            41,981        73,465       36,472
Trustee fees                                 35,073        36,175       10,931
Amortization of deferred organization
 expenses                                       --          9,038          --
Service share fees                        1,167,952     2,478,988       49,926
Administration share fees                   832,405       947,740       20,162
Preferred share fees                        156,506        76,867      102,701
Other                                       165,425       107,752       20,694
-------------------------------------------------------------------------------
  Total expenses                         15,482,381    17,062,955    1,375,027
  Less--expenses reimbursed and fees
   waived by Goldman Sachs               (2,956,784)   (2,537,081)    (534,957)
-------------------------------------------------------------------------------
  Net expenses                           12,525,597    14,525,874      840,070
-------------------------------------------------------------------------------
Net investment income                   305,811,261   324,028,066   21,956,146
-------------------------------------------------------------------------------
Net realized gain on investment
 transactions                                78,008        66,176       16,410
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                       $305,889,269  $324,094,242  $21,972,556
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Treasury       Treasury                                        Tax-Free
 Obligations     Instruments     Government       Federal       Money Market
     Fund           Fund            Fund            Fund            Fund
----------------------------------------------------------------------------
 $251,765,564    $21,275,471    $150,324,658    $137,467,745    $48,952,424
----------------------------------------------------------------------------
    9,566,416        884,528       5,599,007       5,186,650      2,900,718
      517,367         58,559         372,110         314,288         54,454
      510,717        219,192         134,697         249,970        201,854
       41,553         36,820          39,892          38,967         38,607
       28,238         12,231          21,777          19,410         15,405
          --             --              --              --          15,585
    2,019,235         97,057       3,225,643       1,312,961        254,984
    2,373,198         49,689         845,644         951,754        360,347
      307,604            --           96,834         122,073         93,209
      133,448         22,879          63,455          57,032         21,191
----------------------------------------------------------------------------
   15,497,776      1,380,955      10,399,059       8,253,105      3,956,354
   (2,327,675)      (449,425)     (1,275,663)     (1,269,935)      (678,201)
----------------------------------------------------------------------------
   13,170,101        931,530       9,123,396       6,983,170      3,278,153
----------------------------------------------------------------------------
  238,595,463     20,343,941     141,201,262     130,484,575     45,674,271
----------------------------------------------------------------------------
    1,450,576        174,690             --           31,979          1,321
----------------------------------------------------------------------------
 $240,046,039    $20,518,631    $141,201,262    $130,516,554    $45,675,592
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                  Prime                              Premium
                               Obligations       Money Market     Money Market
                                   Fund              Fund             Fund
                                         ----------------------------------------
From operations:
Net investment income        $    305,811,261  $    324,028,066  $    21,956,146
Net realized gain on
 investment transactions               78,008            66,176           16,410
---------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations      305,889,269       324,094,242       21,972,556
---------------------------------------------------------------------------------
Distributions to
 shareholders from:
Net investment income
  FST shares                     (269,081,520)     (276,370,684)     (15,650,407)
  FST Preferred shares             (8,232,389)       (4,076,565)      (5,432,663)
  FST Administration shares       (17,131,415)      (19,556,691)        (410,201)
  FST Service shares              (11,435,814)      (24,091,684)        (479,285)
---------------------------------------------------------------------------------
  Total distributions to
   shareholders                  (305,881,138)     (324,095,624)     (21,972,556)
---------------------------------------------------------------------------------
From share transactions (at
 $1.00 per share):
Proceeds from sales of
 shares                        57,969,401,996    69,898,690,078    5,229,951,088
Reinvestment of dividends
 and distributions                 93,909,532       166,197,933       14,446,374
Cost of shares repurchased    (55,869,833,965)  (68,984,229,619)  (4,844,668,494)
---------------------------------------------------------------------------------
  Net increase in net assets
   resulting from share
   transactions                 2,193,477,563     1,080,658,392      399,728,968
---------------------------------------------------------------------------------
  Total increase                2,193,485,694     1,080,657,010      399,728,968
Net assets:
Beginning of year               4,438,246,389     4,904,336,743      221,021,289
---------------------------------------------------------------------------------
End of year                  $  6,631,732,083  $  5,984,993,753  $   620,750,257
---------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --               --
---------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Treasury          Treasury                                             Tax-Free
  Obligations        Instruments       Government         Federal        Money Market
      Fund              Fund              Fund              Fund             Fund
----------------------------------------------------------------------------------------
$    238,595,463   $    20,343,941  $    141,201,262  $    130,484,575  $    45,674,271
       1,450,576           174,690               --             31,979            1,321
----------------------------------------------------------------------------------------
     240,046,039        20,518,631       141,201,262       130,516,554       45,675,592
----------------------------------------------------------------------------------------
    (157,673,844)      (18,729,601)      (87,893,105)      (92,448,326)     (36,931,756)
     (47,202,665)              (78)       (4,985,314)       (6,428,582)      (2,953,491)
     (19,083,866)         (927,699)      (17,131,280)      (19,097,019)      (4,375,262)
     (16,085,664)         (857,978)      (31,191,563)      (12,542,759)      (1,413,762)
----------------------------------------------------------------------------------------
    (240,046,039)      (20,515,356)     (141,201,262)     (130,516,686)     (45,674,271)
----------------------------------------------------------------------------------------
  53,000,555,348     3,317,001,578    29,790,708,579    14,894,751,480    9,696,660,958
      91,114,922         8,446,401        37,971,285        64,289,412       19,443,237
 (51,218,122,026)   (2,983,195,546)  (29,278,022,826)  (13,748,692,419)  (9,161,617,389)
----------------------------------------------------------------------------------------
   1,873,548,244       342,252,433       550,657,038     1,210,348,473      554,486,806
----------------------------------------------------------------------------------------
   1,873,548,244       342,255,708       550,657,038     1,210,348,341      554,488,127
   3,515,154,043       520,757,016     2,365,690,113     2,173,837,437    1,120,186,163
----------------------------------------------------------------------------------------
$  5,388,702,287   $   863,012,724  $  2,916,347,151  $  3,384,185,778  $ 1,674,674,290
----------------------------------------------------------------------------------------
             --                --                --                --               --
----------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                  Prime                             Premium
                               Obligations       Money Market     Money Market
                                   Fund              Fund           Fund(a)
                             --------------------------------------------------
From operations:
Net investment income        $    277,979,593  $    266,229,854  $    4,194,052
Net realized gain (loss) on
 investment transactions               15,992            32,849             --
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations      277,995,585       266,262,703       4,194,052
--------------------------------------------------------------------------------
Distributions to
 shareholders from:
Net investment income
  FST shares                     (247,361,553)     (231,700,902)     (3,890,656)
  FST Preferred shares             (9,751,263)       (3,010,280)         (7,210)
  FST Administration shares       (13,824,313)      (16,410,842)       (295,011)
  FST Service shares               (7,042,464)      (15,107,830)         (1,175)
Net realized gain on
 investment transactions
  FST shares                          (22,695)          (24,966)            --
  FST Preferred shares                   (752)             (571)            --
  FST Administration shares            (1,302)              (31)            --
  FST Service shares                     (464)           (6,853)            --
--------------------------------------------------------------------------------
  Total distributions to
   shareholders                  (278,004,806)     (266,262,275)     (4,194,052)
--------------------------------------------------------------------------------
From share transactions (at
 $1.00 per share):
Proceeds from sales of
 shares                        53,179,415,600    68,053,947,094   1,075,863,230
Reinvestment of dividends
 and distributions                112,453,328       134,114,443       1,495,718
Cost of shares repurchased    (53,213,589,524)  (66,241,742,997)   (856,337,659)
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from share
   transactions                    78,279,404     1,946,318,540     221,021,289
--------------------------------------------------------------------------------
  Total increase                   78,270,183     1,946,318,968     221,021,289
Net assets:
Beginning of period             4,359,976,206     2,958,017,775             --
--------------------------------------------------------------------------------
End of period                $  4,438,246,389  $  4,904,336,743  $  221,021,289
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --              --
--------------------------------------------------------------------------------

(a) Commencement dates of operations for the Premium Money Market, Treasury Instruments and the Federal Fund were August 1, 1997, March 3, 1997 and February 28, 1997, respectively.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Treasury          Treasury                                            Tax-Free
  Obligations        Instruments       Government         Federal       Money Market
      Fund             Fund(a)            Fund            Fund(a)           Fund
---------------------------------------------------------------------------------------
$    165,098,980   $    11,388,062  $    110,081,406  $    50,895,735  $    28,536,346
         300,712            89,851           127,727           (7,673)          (2,081)
---------------------------------------------------------------------------------------
     165,399,692        11,477,913       110,209,133       50,888,062       28,534,265
---------------------------------------------------------------------------------------
    (112,020,839)      (10,293,085)      (70,362,803)     (35,377,629)     (23,828,347)
      (5,711,597)              (45)       (1,492,230)      (3,504,242)        (542,008)
     (35,669,978)          (62,666)      (13,365,067)      (7,278,709)      (3,161,663)
     (11,696,566)       (1,032,266)      (24,861,306)      (4,726,842)      (1,004,328)
        (253,465)          (78,370)          (94,763)             --               --
          (9,681)               (1)           (1,310)             --               --
         (92,228)             (459)          (15,668)             --               --
         (25,376)           (9,643)          (42,470)             --               --
---------------------------------------------------------------------------------------
    (165,479,730)      (11,476,535)     (110,235,617)     (50,887,422)     (28,536,346)
---------------------------------------------------------------------------------------
  30,901,418,469     1,886,752,702    20,842,203,467    7,175,698,490    6,856,129,085
      61,924,789         3,001,270        30,237,427       17,286,075        8,395,593
 (30,543,252,110)   (1,368,998,334)  (19,734,267,186)  (5,019,147,768)  (6,285,421,492)
---------------------------------------------------------------------------------------
     420,091,148       520,755,638     1,138,173,708    2,173,836,797      579,103,186
---------------------------------------------------------------------------------------
     420,011,110       520,757,016     1,138,147,224    2,173,837,437      579,101,105
   3,095,142,933               --      1,227,542,889              --       541,085,058
---------------------------------------------------------------------------------------
$  3,515,154,043   $   520,757,016  $  2,365,690,113  $ 2,173,837,437  $ 1,120,186,163
---------------------------------------------------------------------------------------
             --                --                --   $         8,313              --
---------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1998
---------------------------------------  ---------------------------------------
1. Organization
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market and Municipal Money Market (inactive as of December 31, 1998). The Financial Square Funds offer four classes of shares: FST shares, FST Preferred shares, FST Administration shares and FST Service shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. In addition, the Tax-Free Money Market Fund seeks to provide shareholders with a high level of income exempt from federal income tax.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1998 (tax year-end), the following fund had a capital loss carryforward for U.S. Federal tax purposes of approximately:

                                                                      Years of
       Fund                                                  Amount  Expiration
       ----                                                  ------- ----------
Tax-Free Money Market....................................... $11,000 2003-2005

This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D. Deferred Organization Expenses--
Organization-related costs are amortized on a straight-line basis over a period of five years.

E. Expenses--
Expenses incurred by the Funds that do not specifically relate to an individual fund are generally allocated to the Funds based on the nature of the expense.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to such shares.
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

3. Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser (the "Adviser") pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to general supervision by the Trust's Board of Trustees, manages the Funds' portfolios and administers each Fund's business affairs, including providing facilities. As compensation for the services rendered under the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets.
 For the year ended December 31, 1998, GSAM has voluntarily agreed to waive a portion of its management fee. In addition, GSAM has limited certain of each of the Fund's expenses (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) to the extent that such expenses exceed .01% per annum of each Fund's average daily net assets.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.
 The following chart outlines the fee waivers and expense reimbursements for the year ended December 31, 1998 (in thousands):

                              Management
                                 Fees                     Expense
Fund                            Waived                 Reimbursements               Total
------------------------------------------------------------------------------------------
Prime Obligations               $2,000                      $957                    $2,957
------------------------------------------------------------------------------------------
Money Market                     2,125                       412                     2,537
------------------------------------------------------------------------------------------
Premium Money Market               224                       311                       535
------------------------------------------------------------------------------------------
Treasury Obligations             1,633                       695                     2,328
------------------------------------------------------------------------------------------
Treasury Instruments               151                       298                       449
------------------------------------------------------------------------------------------
Government                         956                       320                     1,276
------------------------------------------------------------------------------------------
Federal                            886                       384                     1,270
------------------------------------------------------------------------------------------
Tax-Free Money Market              495                       183                       678

4. Preferred, Administration and Service Plans
The Funds have adopted Preferred, Administration and Service Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to
 .10%, .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.
---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

5.Line of Credit Facility
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1998, the Funds did not have any borrowings under this facility.

6.Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at a custodian.

7.Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
 At December 31, 1998, the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements held in the following joint account, which equaled $201,300,000, $36,200,000, $182,800,000, $1,678,200,000 and $314,000,000 in
principal amount, respectively. At December 31, 1998, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

  Principal              Interest                    Maturity                      Amortized
    Amount                 Rate                        Date                           Cost
-----------------------------------------------------------------------------------------------
Donaldson, Lufkin & Jenrette, Inc.
$1,285,000,000             4.95%                    01/04/1999                   $1,285,000,000
Goldman, Sachs & Co.
   500,000,000             4.75                     01/04/1999                      500,000,000
SBC Warburg Dillon Read Corp.
   500,000,000             4.70                     01/04/1999                      500,000,000
 1,098,400,000             4.75                     01/04/1999                    1,098,400,000
-----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                         $3,383,400,000
-----------------------------------------------------------------------------------------------

At December 31, 1998, the Prime Obligations, Premium Money Market, and Government Funds had undivided interests in the repurchase agreements in the following joint account II, which equaled $700,000,000 and $50,000,000, and $200,000,000 in principal amount, respectively. At December 31, 1998, the following repurchase agreements held in the following joint account were fully collateralized by Federal Agency obligations.

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
ABN/AMRO, Inc.
$120,000,000             5.15%                    01/04/1999                   $  120,000,000
Deutsche Bank
  77,300,000             5.07                     01/04/1999                       77,300,000
Donaldson, Lufkin & Jenrette, Inc.
 150,000,000             4.95                     01/04/1999                      150,000,000
J.P. Morgan Securities, Inc.
 700,000,000             4.75                     01/04/1999                      700,000,000
Morgan Stanley & Co.
 200,000,000             4.95                     01/04/1999                      200,000,000
NationsBanc Montgomery Securities LLC
 125,000,000             5.15                     01/04/1999                      125,000,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account II                                    $1,372,300,000
---------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
8.Other Matters
Pursuant to an SEC exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

9. Certain Reclassifications
In accordance with Statement of Position 93-2, the Financial Square Federal
Fund has reclassified $8,313 from accumulated undistributed net investment income to accumulated net realized loss. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.
---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1998

--------------------------------------------------------------------------------

10. Summary of Share Transactions (at $1.00 per share)
Share activity for the year ended December 31, 1998 is as follows:

                                   Prime                           Premium
                                Obligations     Money Market     Money Market
                                   Fund             Fund             Fund
-------------------------------------------------------------------------------
 FST shares:
 Shares sold                   50,577,781,681   64,642,205,884   4,885,235,788
 Reinvestment of dividends
  and distributions                81,013,084      145,091,154       9,694,829
 Shares repurchased           (48,694,767,051) (64,138,032,706) (4,633,271,570)
                                      -----------------------------------------
                                1,964,027,714      649,264,332     261,659,047
-------------------------------------------------------------------------------
 FST Preferred shares:
 Shares sold                    1,635,375,108      587,335,211     212,622,508
 Reinvestment of dividends
  and distributions                 1,663,959        3,560,753       4,477,152
 Shares repurchased            (1,657,247,424)    (517,936,393)   (110,141,465)
                                      -----------------------------------------
                                  (20,208,357)      72,959,571     106,958,195
-------------------------------------------------------------------------------
 FST Administration shares:
 Shares sold                    2,386,485,745    2,258,106,370      37,942,427
 Reinvestment of dividends
  and distributions                 5,232,944       13,668,515         128,617
 Shares repurchased            (2,302,131,386)  (2,093,556,998)    (25,799,913)
                                      -----------------------------------------
                                   89,587,303      178,217,887      12,271,131
-------------------------------------------------------------------------------
 FST Service shares:
 Shares sold                    3,369,759,462    2,411,042,613      94,150,365
 Reinvestment of dividends
  and distributions                 5,999,545        3,877,511         145,776
 Shares repurchased            (3,215,688,104)  (2,234,703,522)    (75,455,546)
                                      -----------------------------------------
                                  160,070,903      180,216,602      18,840,595
-------------------------------------------------------------------------------
 Net increase in shares         2,193,477,563    1,080,658,392     399,728,968
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Treasury         Treasury                                         Tax-Free
   Obligations      Instruments      Government        Federal       Money Market
       Fund             Fund            Fund             Fund            Fund
-----------------------------------------------------------------------------------
  38,811,128,138    3,155,786,943   19,929,403,199  10,287,288,538   8,343,229,377
      53,825,326        7,667,006       28,357,386      45,213,214      17,430,024
 (37,561,525,035)  (2,837,666,325) (19,872,424,728) (9,111,928,825) (7,844,065,473)
-----------------------------------------------------------------------------------
   1,303,428,429      325,787,624       85,335,857   1,220,572,927     516,593,928
-----------------------------------------------------------------------------------
   2,747,117,320              --     1,063,864,036     138,883,456     451,367,441
       6,885,153               77        2,648,231       7,188,094         155,091
  (2,714,118,870)             --      (828,030,762)   (313,722,647)   (465,792,140)
-----------------------------------------------------------------------------------
      39,883,603               77      238,481,505    (167,651,097)    (14,269,608)
-----------------------------------------------------------------------------------
   5,954,832,820       69,117,817    5,103,623,628   2,165,279,603     557,825,919
      16,115,116          770,968        4,155,641       6,022,375       1,389,127
  (5,629,346,838)     (50,374,164)  (5,000,220,220) (2,106,551,874)   (515,464,054)
-----------------------------------------------------------------------------------
     341,601,098       19,514,621      107,559,049      64,750,104      43,750,992
-----------------------------------------------------------------------------------
   5,487,477,070       92,096,818    3,693,817,716   2,303,299,883     344,238,221
      14,289,327            8,350        2,810,027       5,865,729         468,995
  (5,313,131,283)     (95,155,057)  (3,577,347,116) (2,216,489,073)   (336,295,722)
-----------------------------------------------------------------------------------
     188,635,114       (3,049,889)     119,280,627      92,676,539       8,411,494
-----------------------------------------------------------------------------------
   1,873,548,244      342,252,433      550,657,038   1,210,348,473     554,486,806
-----------------------------------------------------------------------------------


---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1998

--------------------------------------------------------------------------------
10. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity for the year ended December 31, 1997 is as follows:

                                   Prime                           Premium
                                Obligations     Money Market    Money Market
                                   Fund             Fund           Fund(a)
------------------------------------------------------------------------------
 FST shares:
 Shares sold                   47,147,215,061   63,982,789,001  1,031,854,202
 Reinvestment of dividends
  and distributions               103,377,234      118,914,805      1,491,071
 Shares repurchased           (47,284,643,891) (62,295,549,107)  (815,152,881)
                                      ----------------------------------------
                                  (34,051,596)   1,806,154,699    218,192,392
------------------------------------------------------------------------------
 FST Preferred shares:
 Shares sold                    1,624,299,212      754,498,086        553,233
 Reinvestment of dividends
  and distributions                 1,010,173        1,861,300          4,594
 Shares repurchased            (1,599,668,091)    (753,611,334)           --
                                      ----------------------------------------
                                   25,641,294        2,748,052        557,827
------------------------------------------------------------------------------
 FST Administration shares:
 Shares sold                    2,052,177,068    2,237,080,367     42,641,449
 Reinvestment of dividends
  and distributions                 4,016,672       11,388,582             27
 Shares repurchased            (2,030,483,474)  (2,192,980,303)   (41,184,778)
                                      ----------------------------------------
                                   25,710,266       55,488,646      1,456,698
------------------------------------------------------------------------------
 FST Service shares:
 Shares sold                    2,355,724,259    1,079,579,640        814,346
 Reinvestment of dividends
  and distributions                 4,049,249        1,949,756             26
 Shares repurchased            (2,298,794,068)    (999,602,253)           --
                                      ----------------------------------------
                                   60,979,440       81,927,143        814,372
------------------------------------------------------------------------------
 Net increase in shares            78,279,404    1,946,318,540    221,021,289
------------------------------------------------------------------------------

(a) Commencement date of operations for the Premium Money Market, Treasury Instruments and the Federal Fund was August 1, 1997, March 3, 1997 and February 28, 1997, respectively.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Treasury         Treasury                                         Tax-Free
   Obligations      Instruments      Government        Federal       Money Market
       Fund           Fund(a)           Fund           Fund(a)           Fund
-----------------------------------------------------------------------------------
  21,293,469,586    1,757,063,242   16,068,538,976   4,332,722,729   6,019,992,055
      39,794,793        2,990,503       25,573,363      11,815,388       6,844,739
 (21,406,328,023)  (1,263,635,000) (15,474,321,199) (3,218,857,211) (5,528,265,772)
-----------------------------------------------------------------------------------
     (73,063,644)     496,418,745      619,791,140   1,125,680,906     498,571,022
-----------------------------------------------------------------------------------
   1,389,183,384            1,500      141,301,549     300,365,996     271,642,865
       1,089,957               39          164,952       2,470,479          87,192
  (1,191,548,937)             --      (134,432,139)   (108,461,498)   (265,308,952)
-----------------------------------------------------------------------------------
     198,724,404            1,539        7,034,362     194,374,977       6,421,105
-----------------------------------------------------------------------------------
   5,271,440,356        9,051,015    2,286,537,497   1,298,319,389     271,268,796
      12,077,349            5,093        2,533,048       1,136,485         865,271
  (5,081,525,991)      (4,897,093)  (2,134,371,808)   (674,121,929)   (220,746,099)
-----------------------------------------------------------------------------------
     201,991,714        4,159,015      154,698,737     625,333,945      51,387,968
-----------------------------------------------------------------------------------
   2,947,325,143      120,636,945    2,345,825,445   1,244,406,778     293,225,369
       8,962,690            5,635        1,966,064       1,747,321         598,391
  (2,863,849,159)    (100,466,241)  (1,991,142,040) (1,017,707,130)   (271,100,669)
-----------------------------------------------------------------------------------
      92,438,674       20,176,339      356,649,469     228,446,969      22,723,091
-----------------------------------------------------------------------------------
     420,091,148      520,755,638    1,138,173,708   2,173,836,797     579,103,186
-----------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment      to          end    Total      of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                  --------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00     5.55%    $5,831,773     0.18%        5.39%
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.45        132,558     0.28         5.26
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.29        331,196     0.43         5.14
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.03        336,205     0.68         4.89
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.05        (0.05)       1.00     5.60      3,867,739     0.18         5.46
1997-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.50        152,767     0.28         5.38
1997-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.34        241,607     0.43         5.22
1997-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.08        176,133     0.68         4.97
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.05        (0.05)       1.00     5.41      3,901,797     0.18         5.29
1996-FST Pre-
ferred Shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     5.28(c)     127,126     0.28(c)      5.19(c)
1996-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.14        215,898     0.43         5.06
1996-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.88        115,114     0.68         4.78
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.06        (0.06)       1.00     6.02      3,295,791     0.18         5.86
1995-FST Admin-
istration
shares..........     1.00      0.06        (0.06)       1.00     5.75        147,894     0.43         5.59
1995-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.49         65,278     0.68         5.33
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........     1.00      0.04        (0.04)       1.00     4.38(c)   2,774,849     0.18(c)      4.38(c)
1994-FST Pre-
ferred Shares...     1.00      0.04        (0.04)       1.00     4.12(c)      66,113     0.43(c)      4.18(c)
1994-FST Service
shares..........     1.00      0.04        (0.04)       1.00     3.86(c)      41,372     0.68(c)      3.98(c)
--------------------------------------------------------------------------------------------------------------
For the Years Ended January 31,
-------------------------------
1994-FST
shares..........     1.00      0.03        (0.03)       1.00     3.18      1,831,413     0.17         3.11
1994-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     2.92         35,250     0.42         2.86
1994-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.66         14,001     0.67         2.61
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                    ------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     0.24%        5.33%
1998-FST Pre-
ferred shares...     0.34         5.20
1998-FST Admin-
istration
shares..........     0.49         5.08
1998-FST Service
shares..........     0.74         4.83
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.23         5.41
1997-FST Pre-
ferred shares...     0.33         5.33
1997-FST Admin-
istration
shares..........     0.48         5.17
1997-FST Service
shares..........     0.73         4.92
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23         5.24
1996-FST Pre-
ferred Shares
(commenced May
1)..............     0.33(c)      5.14(c)
1996-FST Admin-
istration
shares..........     0.48         5.01
1996-FST Service
shares..........     0.73         4.73
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.22         5.82
1995-FST Admin-
istration
shares..........     0.47         5.55
1995-FST Service
shares..........     0.72         5.29
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........     0.24(c)      4.32(c)
1994-FST Pre-
ferred Shares...     0.49(c)      4.12(c)
1994-FST Service
shares..........     0.74(c)      3.92(c)
--------------------------------------------------------------------------------------------------------------
For the Years Ended January 31,
-------------------------------
1994-FST
shares..........     0.25         3.03
1994-FST Admin-
istration
shares..........     0.50         2.78
1994-FST Service
shares..........     0.75         2.53

----

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment      to          end    Total      of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                   -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00     5.55%    $4,995,782     0.18%        5.40%
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.45         93,218     0.28         5.30
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.29        399,474     0.43         5.16
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.03        496,520     0.68         4.86
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.06        (0.06)       1.00     5.63      4,346,519     0.18         5.50
1997-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.53         20,258     0.28         5.44
1997-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.37        221,256     0.43         5.26
1997-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.11        316,304     0.68         4.99
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.05        (0.05)       1.00     5.45      2,540,366     0.18         5.33
1996-FST Pre-
ferred shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     5.31(c)      17,510     0.28(c)      5.23(c)
1996-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.19        165,766     0.43         5.04
1996-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.93        234,376     0.68         4.84
--------------------------------------------------------------------------------------------------------------
1995-FST
Shares..........     1.00      0.06        (0.06)       1.00     6.07      2,069,197     0.15         5.89
1995-FST Admin-
istration
shares..........     1.00      0.06        (0.06)       1.00     5.80        137,412     0.40         5.61
1995-FST Service
shares
(commenced
July 14)........     1.00      0.02        (0.02)       1.00     5.41(c)       4,219     0.65(c)      4.93(c)
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced May
18).............     1.00      0.03        (0.03)       1.00     4.91(c)     862,971     0.11(c)      4.88(c)
1994-FST Admin-
istration shares
(commenced May
20).............     1.00      0.03        (0.03)       1.00     4.65(c)      66,560     0.36(c)      4.82(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                   -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     0.23%        5.35%
1998-FST Pre-
ferred shares...     0.33         5.25
1998-FST Admin-
istration
shares..........     0.48         5.11
1998-FST Service
shares..........     0.73         4.81
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.23         5.45
1997-FST Pre-
ferred shares...     0.33         5.39
1997-FST Admin-
istration
shares..........     0.48         5.21
1997-FST Service
shares..........     0.73         4.94
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23         5.28
1996-FST Pre-
ferred shares
(commenced May
1)..............     0.33(c)      5.18(c)
1996-FST Admin-
istration
shares..........     0.48         4.99
1996-FST Service
shares..........     0.73         4.79
--------------------------------------------------------------------------------------------------------------
1995-FST
Shares..........     0.23         5.81
1995-FST Admin-
istration
shares..........     0.48         5.53
1995-FST Service
shares
(commenced
July 14)........     0.73(c)      4.85(c)
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced May
18).............     0.25(c)      4.74(c)
1994-FST Admin-
istration shares
(commenced May
20).............     0.50(c)      4.68(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                                                                            Net
                                                                         assets at              Ratio of net
                  Net asset                          Net asset              end    Ratio of net  investment
                  value at     Net     Distributions value at            of period expenses to   income to
                  beginning investment      to          end      Total      (in    average net  average net
                  of period income(a)  shareholders  of period return(b)  000's)      assets       assets
                  ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00    5.55%    $479,851      0.16%        5.38%
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00    5.45      107,517      0.26         5.29
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00    5.29       13,728      0.41         5.08
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00    5.03       19,655      0.66         4.79
------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.73(c)   218,192      0.08(c)      5.59(c)
1997-FST
Preferred Shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.62(c)       558      0.18(c)      5.50(c)
1997-FST
Administration
shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.47(c)     1,457      0.33(c)      5.33(c)
1997-FST Service
shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.20(c)       814      0.58(c)      5.17(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                  ------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........     0.29%        5.25%
1998-FST Pre-
ferred shares...     0.39         5.16
1998-FST Admin-
istration
shares..........     0.54         4.95
1998-FST Service
shares..........     0.79         4.66
------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
August 1).......     0.43(c)      5.24(c)
1997-FST
Preferred Shares
(commenced
August 1).......     0.53(c)      5.15(c)
1997-FST
Administration
shares
(commenced
August 1).......     0.68(c)      4.98(c)
1997-FST Service
shares
(commenced
August 1).......     0.93(c)      4.82(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                   Net asset                          Net asset            assets at  Ratio of net  investment
                   value at     Net     Distributions value at                end     expenses to   income to
                   beginning investment      to          end    Total      of period  average net  average net
                   of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                    -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     $1.00     $0.05       $(0.05)      $1.00     5.40%    $3,521,389     0.18%        5.22%
1998-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     5.29        285,240     0.28         5.20
1998-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     5.14      1,080,454     0.43         4.94
1998-FST Service
shares..........      1.00      0.05        (0.05)       1.00     4.87        501,619     0.68         4.69
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........      1.00      0.05        (0.05)       1.00     5.50      2,217,943     0.18         5.36
1997-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     5.40        245,355     0.28         5.32
1997-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     5.24        738,865     0.43         5.12
1997-FST Service
shares..........      1.00      0.05        (0.05)       1.00     4.98        312,991     0.68         4.87
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........      1.00      0.05        (0.05)       1.00     5.35      2,291,051     0.18         5.22
1996-FST Pre-
ferred
shares (commenced
May 1)..........      1.00      0.03        (0.03)       1.00     5.24(c)      46,637     0.28(c)      5.11(c)
1996-FST Admin-
istration shares
 ................      1.00      0.05        (0.05)       1.00     5.09        536,895     0.43         4.97
1996-FST Service
shares .........      1.00      0.05        (0.05)       1.00     4.83        220,560     0.68         4.72
---------------------------------------------------------------------------------------------------------------
1995-FST shares
 ................      1.00      0.06        (0.06)       1.00     5.96      1,587,715     0.18         5.73
1995-FST Admin-
istration shares
 ................      1.00      0.06        (0.06)       1.00     5.69        283,186     0.43         5.47
1995-FST Service
shares .........      1.00      0.05        (0.05)       1.00     5.43        139,117     0.68         5.21
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares .........      1.00      0.04        (0.04)       1.00     4.23(c)     958,196     0.18(c)      4.13(c)
1994-FST Admin-
istration
shares .........      1.00      0.04        (0.04)       1.00     3.97(c)      82,124     0.43(c)      4.24(c)
1994-FST Service
shares .........      1.00      0.03        (0.03)       1.00     3.71(c)      81,162     0.68(c)      3.82(c)
---------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1994-FST
shares..........      1.00      0.03        (0.03)       1.00     3.11        812,420     0.17         3.01
1994-FST Admin-
istration shares
 ................      1.00      0.03        (0.03)       1.00     2.85         24,485     0.42         2.76
1994-FST Service
shares .........      1.00      0.03        (0.03)       1.00     2.60         35,656     0.67         2.51
                      Ratios assuming no
                    waiver of fees and no
                     expense limitations
                   ------------------------
                               Ratio of net
                    Ratio of    investment
                   expenses to  income to
                   average net average net
                     assets       assets
                    -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........      0.23%        5.17%
1998-FST Pre-
ferred shares...      0.33         5.15
1998-FST Admin-
istration
shares..........      0.48         4.89
1998-FST Service
shares..........      0.73         4.64
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........      0.23         5.31
1997-FST Pre-
ferred shares...      0.33         5.27
1997-FST Admin-
istration
shares..........      0.48         5.07
1997-FST Service
shares..........      0.73         4.82
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........      0.24         5.16
1996-FST Pre-
ferred
shares (commenced
May 1)..........      0.34(c)      5.05(c)
1996-FST Admin-
istration shares
 ................      0.49         4.91
1996-FST Service
shares .........      0.74         4.66
---------------------------------------------------------------------------------------------------------------
1995-FST shares
 ................      0.23         5.68
1995-FST Admin-
istration shares
 ................      0.48         5.42
1995-FST Service
shares .........      0.73         5.16
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares .........      0.25(c)      4.06(c)
1994-FST Admin-
istration
shares .........      0.50(c)      4.17(c)
1994-FST Service
shares .........      0.75(c)      3.75(c)
---------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1994-FST
shares..........      0.24         2.94
1994-FST Admin-
istration shares
 ................      0.49         2.69
1994-FST Service
shares .........      0.74         2.44

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                                                                              Net
                                                                           assets at              Ratio of net
                   Net asset                          Net asset               end    Ratio of net  investment
                   value at     Net     Distributions value at             of period expenses to   income to
                   beginning investment      to          end      Total       (in    average net  average net
                   of period income(a)  shareholders  of period return(b)   000's)      assets       assets
                   -------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........     $1.00     $0.05       $(0.05)      $1.00     5.05%    $822,207      0.18%        4.74%
1998-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     4.94            2      0.28         4.68
1998-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     4.79       23,676      0.43         4.62
1998-FST Service
shares..........      1.00      0.04        (0.04)       1.00     4.53       17,128      0.68         4.37
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST
shares (commenced
March 3)........      1.00      0.04        (0.04)       1.00     5.25(c)   496,419      0.18(c)      5.09(c)
1997-FST Pre-
ferred shares
(commenced
May 30).........      1.00      0.03        (0.03)       1.00     5.13(c)         2      0.28(c)      5.00(c)
1997-FST Admin-
istration shares
(commenced
April 1)........      1.00      0.04        (0.04)       1.00     4.99(c)     4,159      0.43(c)      4.84(c)
1997-FST Service
shares (com-
menced
March 5)........      1.00      0.04        (0.04)       1.00     4.71(c)    20,177      0.68(c)      4.62(c)
                      Ratios assuming no
                    waiver of fees and no
                     expense limitations
                   ------------------------
                               Ratio of net
                    Ratio of    investment
                   expenses to  income to
                   average net average net
                     assets       assets
                   -------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........      0.29%        4.63%
1998-FST Pre-
ferred shares...      0.39         4.57
1998-FST Admin-
istration
shares..........      0.54         4.51
1998-FST Service
shares..........      0.79         4.26
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST
shares (commenced
March 3)........      0.29(c)      4.98(c)
1997-FST Pre-
ferred shares
(commenced
May 30).........      0.39(c)      4.89(c)
1997-FST Admin-
istration shares
(commenced
April 1)........      0.54(c)      4.73(c)
1997-FST Service
shares (com-
menced
March 5)........      0.79(c)      4.51(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------

                                                                                      Net                  Ratio of net
                           Net asset                          Net asset            assets at  Ratio of net  investment
                           value at     Net     Distributions value at                end     expenses to   income to
                           beginning investment      to          end      Total    of period  average net  average net
                           of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                    --------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........             $1.00     $0.05       $(0.05)      $1.00     5.46%    $1,563,875     0.18%        5.32%
1998-FST Pre-
ferred shares...              1.00      0.05        (0.05)       1.00     5.36        245,628     0.28         5.15
1998-FST Admin-
istration
shares..........              1.00      0.05        (0.05)       1.00     5.20        407,363     0.43         5.06
1998-FST Service
shares..........              1.00      0.05        (0.05)       1.00     4.94        699,481     0.68         4.83
-----------------------------------------------------------------------------------------------------------------------
1997-FST
shares..........              1.00      0.05        (0.05)       1.00     5.54      1,478,539     0.18         5.41
1997-FST Pre-
ferred shares...              1.00      0.05        (0.05)       1.00     5.43          7,147     0.28         5.34
1997-FST Admin-
istration
shares..........              1.00      0.05        (0.05)       1.00     5.28        299,804     0.43         5.15
1997-FST Service
shares..........              1.00      0.05        (0.05)       1.00     5.02        580,200     0.68         4.91
-----------------------------------------------------------------------------------------------------------------------
1996-FST
shares..........              1.00      0.05        (0.05)       1.00     5.38        858,769     0.18         5.25
1996-FST Pre-
ferred shares
(commenced May
1)..............              1.00      0.03        (0.03)       1.00     5.26(c)         112     0.28(c)      5.14(c)
1996-FST Admin-
istration
shares..........              1.00      0.05        (0.05)       1.00     5.12        145,108     0.43         5.01
1996-FST Service
shares..........              1.00      0.05        (0.05)       1.00     4.86        223,554     0.68         4.74
-----------------------------------------------------------------------------------------------------------------------
1995-FST
shares..........              1.00      0.06        (0.06)       1.00     6.00        743,884     0.18         5.81
1995-FST Admin-
istration
shares..........              1.00      0.06        (0.06)       1.00     5.74         82,386     0.43         5.54
1995-FST Service
shares (com-
menced May 16)..              1.00      0.03        (0.03)       1.00     5.40(c)      14,508     0.68(c)      5.08(c)
-----------------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........              1.00      0.04        (0.04)       1.00     4.36(c)     258,350     0.15(c)      4.64(c)
1994-FST Admin-
istration
shares..........              1.00      0.04        (0.04)       1.00     4.10(c)      54,253     0.40(c)      4.67(c)
-----------------------------------------------------------------------------------------------------------------------
For the Period Ended January 31,
--------------------------------
1993-FST shares
(commenced April
6)..............              1.00      0.03        (0.03)       1.00     3.14(c)      44,697     0.08(c)      3.10(c)
1993-FST
Administration
shares
(commenced September 1)..     1.00      0.01        (0.01)       1.00     2.87(c)      14,126     0.35(c)      2.85(c)
                              Ratios assuming no
                            waiver of fees and no
                             expense limitations
                           ------------------------
                                       Ratio of net
                            Ratio of    investment
                           expenses to  income to
                           average net average net
                             assets       assets
                    --------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........              0.23%        5.27%
1998-FST Pre-
ferred shares...              0.33         5.10
1998-FST Admin-
istration
shares..........              0.48         5.01
1998-FST Service
shares..........              0.73         4.78
-----------------------------------------------------------------------------------------------------------------------
1997-FST
shares..........              0.24         5.35
1997-FST Pre-
ferred shares...              0.34         5.28
1997-FST Admin-
istration
shares..........              0.49         5.09
1997-FST Service
shares..........              0.74         4.85
-----------------------------------------------------------------------------------------------------------------------
1996-FST
shares..........              0.24         5.19
1996-FST Pre-
ferred shares
(commenced May
1)..............              0.34(c)      5.08(c)
1996-FST Admin-
istration
shares..........              0.49         4.95
1996-FST Service
shares..........              0.74         4.68
-----------------------------------------------------------------------------------------------------------------------
1995-FST
shares..........              0.24         5.75
1995-FST Admin-
istration
shares..........              0.49         5.48
1995-FST Service
shares (com-
menced May 16)..              0.74(c)      5.02(c)
-----------------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........              0.25(c)      4.54(c)
1994-FST Admin-
istration
shares..........              0.50(c)      4.57(c)
-----------------------------------------------------------------------------------------------------------------------
For the Period Ended January 31,
--------------------------------
1993-FST shares
(commenced April
6)..............              0.59(c)      2.59(c)
1993-FST
Administration
shares
(commenced September 1)..     0.76(c)      2.44(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net Asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)  shareholders  of period return(b) (in 000's)    assets       assets
                  -------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........    $1.00     $0.05       $(0.05)      $1.00    5.41%    $2,346,254     0.18%        5.24%
1998-FST
Preferred
shares..........     1.00      0.05        (0.05)       1.00    5.31         26,724     0.28         5.20
1998-FST
Administration
shares..........     1.00      0.05        (0.05)       1.00    5.15        690,084     0.43         5.02
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00    4.89        321,124     0.68         4.78
-------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
February 28)....     1.00      0.05        (0.05)       1.00    5.51(c)   1,125,681     0.18(c)      5.39(c)
1997-FST
Preferred shares
(commenced May
30).............     1.00      0.03        (0.03)       1.00    5.43(c)     194,375     0.28(c)      5.26(c)
1997-FST
Administration
shares
(commenced April
1)..............     1.00      0.04        (0.04)       1.00    5.27(c)     625,334     0.43(c)      5.15(c)
1997-FST Service
shares
(commenced March
25).............     1.00      0.04        (0.04)       1.00    5.00(c)     228,447     0.68(c)      4.78(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                  -------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........     0.24%        5.18%
1998-FST
Preferred
shares..........     0.34         5.14
1998-FST
Administration
shares..........     0.49         4.96
1998-FST Service
shares..........     0.74         4.72
-------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
February 28)....     0.27(c)      5.30(c)
1997-FST
Preferred shares
(commenced May
30).............     0.37(c)      5.17(c)
1997-FST
Administration
shares
(commenced April
1)..............     0.52(c)      5.06(c)
1997-FST Service
shares
(commenced March
25).............     0.77(c)      4.69(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment      to          end      Total    of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                    ------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........    $1.00     $0.03       $(0.03)      $1.00     3.34%    $1,456,002     0.18%        3.28%
1998-FST Pre-
ferred shares...     1.00      0.03        (0.03)       1.00     3.24         20,882     0.28         3.17
1998-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     3.08        146,800     0.43         3.04
1998-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.83         50,990     0.68         2.77
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.04        (0.04)       1.00     3.54        939,407     0.18         3.50
1997-FST Pre-
ferred shares...     1.00      0.03        (0.03)       1.00     3.43         35,152     0.28         3.39
1997-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     3.28        103,049     0.43         3.27
1997-FST Service
shares..........     1.00      0.03        (0.03)       1.00     3.02         42,578     0.68         3.01
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.03        (0.03)       1.00     3.39        440,838     0.18         3.35
1996-FST Pre-
ferred shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     3.30(c)      28,731     0.28(c)      3.26(c)
1996-FST Admin-
istration shares
 ................     1.00      0.03        (0.03)       1.00     3.13         51,661     0.43         3.10
1996-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.88         19,855     0.68         2.85
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.04        (0.04)       1.00     3.89        448,367     0.14         3.81
1995-FST Admin-
istration
shares..........     1.00      0.04        (0.04)       1.00     3.63         20,939     0.39         3.54
1995-FST Service
shares..........     1.00      0.03        (0.03)       1.00     3.38         19,860     0.64         3.32
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced July
19).............     1.00      0.02        (0.02)       1.00     3.41(c)     183,570     0.07(c)      3.42(c)
1994-FST Admin-
istration shares
(commenced Au-
gust 1).........     1.00      0.01        (0.01)       1.00     3.19(c)       2,042     0.32(c)      3.25(c)
1994-FST Service
shares (com-
menced September
23).............     1.00      0.01        (0.01)       1.00     3.11(c)       2,267     0.57(c)      3.32(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  ------------------------
                              Ratio of net
                   Ratio of    investment
                  expenses to  income to
                  average net average net
                    assets       assets
                    ------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     0.23%        3.23%
1998-FST Pre-
ferred shares...     0.33         3.12
1998-FST Admin-
istration
shares..........     0.48         2.99
1998-FST Service
shares..........     0.73         2.72
--------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.24         3.44
1997-FST Pre-
ferred shares...     0.34         3.33
1997-FST Admin-
istration
shares..........     0.49         3.21
1997-FST Service
shares..........     0.74         2.95
--------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23         3.30
1996-FST Pre-
ferred shares
(commenced May
1)..............     0.33(c)      3.21(c)
1996-FST Admin-
istration shares
 ................     0.48         3.05
1996-FST Service
shares..........     0.73         2.80
--------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.24         3.71
1995-FST Admin-
istration
shares..........     0.49         3.44
1995-FST Service
shares..........     0.74         3.22
--------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced July
19).............     0.31(c)      3.18(c)
1994-FST Admin-
istration shares
(commenced Au-
gust 1).........     0.56(c)      3.01(c)
1994-FST Service
shares (com-
menced September
23).............     0.81(c)      3.08(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------

Report of Independent Public Accountants
---------------------------------------  ---------------------------------------

To the Shareholders and Board of Trustees of Goldman Sachs Trust--Financial Square Funds:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Trust--Financial Square Funds (a Delaware Business Trust comprising the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds), including the statements of investments, as of December 31, 1998, and the related statements of operations and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Goldman Sachs Trust--Financial Square Funds as of December 31, 1998, the results of their operations and the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 12, 1999

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------






--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust-Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Anne E. Marcel, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent



                                                  Goldman Sachs Funds
                                       One New York Plaza, 41st Floor
                                                  New York, NY  10004


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